As filed with the Securities and Exchange Commission on November 7, 2003.


                    Registration No. 333-43554 and 811-10039


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____              /_/

      Post Effective Amendment No.  8               /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No.  10              /X/

                                    J&B Funds
               (Exact name of Registrant as Specified in Charter)

                    90 S. 7th Street, Minneapolis, MN 55402
              (Address of Principal Executive Offices) (Zip Code)

                                 (800) 553-2143
              (Registrant's Telephone Number, including Area Code)


             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/_/ on [    ], 200[  ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                    J&B FUNDS
                                   PROSPECTUS
                                NOVEMBER 7, 2003


                                  EQUITY FUNDS
                       J&B Mid-Cap Aggressive Growth Fund
                      J&B Small-Cap Aggressive Growth Fund
                        J&B Small-Cap International Fund




                                    J&B FUNDS


Shares of the Funds have not been approved or disapproved by the Securities and
  Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                  EQUITY FUNDS

                       J&B Mid-Cap Aggressive Growth Fund

                      J&B Small-Cap Aggressive Growth Fund

                        J&B Small-Cap International Fund


--------------------------------------------------------------------------------
                                   PROSPECTUS
--------------------------------------------------------------------------------
                                November 7, 2003


                                    ---------
                                    J&B FUNDS
                                    ---------

                       INVESTMENT MANAGER (THE "MANAGER"):
                              JONES & BABSON, INC.
                             Minneapolis, Minnesota


                 ---------------------------------------------------------------
                 TABLE OF CONTENTS

                 Information About The Funds                                Page
                 Investment Objectives and
                   Principal Investment Strategies . . . . . . . . . . . .     2

                 Principal Risk Factors  . . . . . . . . . . . . . . . . .     3

                 Past Performance  . . . . . . . . . . . . . . . . . . . .     5

                 Fees and Expenses . . . . . . . . . . . . . . . . . . . .     6

                 Management  . . . . . . . . . . . . . . . . . . . . . . .     7

                 Financial Highlights  . . . . . . . . . . . . . . . . . .     9


                 Information About Investing

                 How to Purchase Shares  . . . . . . . . . . . . . . . . .    12

                 How to Redeem Shares  . . . . . . . . . . . . . . . . . .    12

                 Shareholder Services  . . . . . . . . . . . . . . . . . .    12

                 How Share Price is Determined . . . . . . . . . . . . . .    13

                 Distributions and Taxes . . . . . . . . . . . . . . . . .    13

                 Additional Policies About Transactions  . . . . . . . . .    14

                 Conducting Business with the J&B Funds  . . . . . . . . .    16

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

------------------------------------------------------------------------------------------
J&B FUND                                       OBJECTIVE                PRINCIPAL RISKS*
------------------------------------------------------------------------------------------
J&B MID-CAP AGGRESSIVE            Above average capital appreciation.  Market Risks
  GROWTH FUND                                                          Small Company Risks

J&B SMALL-CAP AGGRESSIVE
  GROWTH FUND
------------------------------------------------------------------------------------------
J&B SMALL-CAP INTERNATIONAL FUND  Long-term growth of capital          Market Risks
                                                                       Small Company Risks
                                                                       International Risks
------------------------------------------------------------------------------------------

* The Principal Risks associated with each Fund are described more fully below in the section titled Principal Risk Factors.


PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and its investment advisor ("Advisor") intends to pursue the Fund's objective by principally investing as described below.

J&B MID-CAP AGGRESSIVE GROWTH FUND - The Fund's objective is to achieve above average capital appreciation. The Fund invests in a diversified portfolio made up primarily of equity securities of companies with earnings growth rates that are anticipated to accelerate beyond market expectations. Under normal conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, are invested in midsize companies. The Fund defines a "midsize" company as a company that has market capitalization (share price multiplied by outstanding shares) at time of initial purchase ranging from $750 million up to that of the largest company in the Russell 2500 Growth Index. In addition, the Mid-Cap Fund's Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion, although this range may change depending on market conditions.

The Fund's Advisor uses a disciplined, proprietary investment process based largely on quantitative analysis. For every company in a universe of approximately 9,000 U.S. and 12,000 international publicly traded stocks, the Advisor uses price information and sophisticated statistical techniques to calculate a weekly measure of excess return over a market index, as well as a measure of risk based on the volatility of the share price.

The Advisor uses a number of fundamental screening techniques to further narrow the potential portfolio selections, including tests to ensure that the stock has a liquid trading market. The Advisor also performs traditional financial statement analysis to evaluate a company's cash flow, debt burden and overall financial soundness. Following the quantitative and qualitative analysis, the Fund is expected to generally hold between 40 and 70 stocks, diversified by industry and sector.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND - The Fund's objective is to achieve above average capital appreciation. The Fund invests in a diversified portfolio made up primarily of equity securities (including common stocks, warrants, and securities convertible into stocks) of U.S. companies that the Fund's Advisor believes are financially sound companies with attractive long-term growth potential. Normally, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, are invested in smaller companies. The Fund defines a "smaller" company as a company with market capitalization (share price multiplied by outstanding shares) under $1.5 billion at time of purchase.

The Fund's Advisor employs an intensive, research-driven approach in an effort to identify promising stocks and sectors before they are widely held in other growth portfolios. Among other factors, the Advisor considers revenue and earnings growth rates, and seeks companies with proprietary products and market share that will enable the companies to sustain attractive growth rates. To reduce risk, the Advisor diversifies the Fund's portfolio across various growth sectors of the economy.


--------------------------------------------------------------------------------
2                                                           J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J&B SMALL-CAP INTERNATIONAL FUND - The Fund's objective is to achieve long-term growth of capital. The Fund invests in a diversified portfolio made up primarily of equity securities (including common stocks, warrants, and securities convertible into stocks). The Fund may also purchase American, European or International Depository Receipts. Normally, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, are invested in stocks of smaller companies - particularly outside the U.S. - with market capitalizations (share price multiplied by outstanding shares) less than $1.5 billion at time of initial purchase. The Advisor generally selects investments that offer above average revenue and earnings growth potential.

To select stocks for the Fund, the Advisor performs intensive fundamental research and analysis to identify companies and economic sectors with attractive growth prospects. It also seeks to pay reasonable prices for these companies. The Advisor looks for companies with strong management, innovative products and services that give the company a competitive advantage, as well as strong fundamental financial characteristics. The Advisor builds the portfolio one company at a time, regardless of where the company is located. It is not constrained by regional, country or industry allocation models that might force it to invest in companies it believes are less attractive. Stocks may be sold when conditions have changed and the company's prospects are no longer attractive.

The Fund will generally invest in at least three foreign developed countries, and emerging or developing market securities will make up no more than 35% of the Fund's total assets (at time of initial purchase). For purposes of determining the countries in which the Fund invests, the Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund considers emerging or developing market countries to be those countries not listed as developed countries above.


TEMPORARY  INVESTMENTS

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments, such as cash, short-term debt obligations or other high quality investments. In addition, the J&B Small-Cap International Fund may invest in fewer than three developed countries as a temporary defensive measure. During such periods when the Funds are not investing according to their principal investment strategies, the Funds may not achieve their investment objectives. Each Fund may also, to a limited extent and consistent with its objective, invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


TRADING  AND  TURNOVER

Due to their investment strategies, the Mid-Cap Aggressive Growth and the Small-Cap Aggressive Growth Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Funds' return. All of the Funds will sell securities when key financial factors have changed and/or to maintain diversification of their portfolios.


PRINCIPAL  RISK  FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds. Investments are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


MARKET  RISKS

Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. The equity markets have historically moved in cycles, and the value of equity securities can drastically change in price from day-to-day. Since the Funds normally invest in equity securities, the value of the Funds may go up and down, accordingly.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Each Fund's success depends largely on its Advisor's ability to select favorable investments. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."


SMALL  COMPANY  RISKS

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies tend to be more volatile than the securities of larger, more established companies.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Advisor might prefer, or it may have to sell in small quantities over a period of time.

Each of the Funds may invest a portion of its assets in securities of companies offering shares in an initial public offering ("IPO"). Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by the sales of additional shares and by the concentration of control in existing management and principal shareholders.

The Funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may also be more dependent on key managers and third parties and may have limited product lines.


INTERNATIONAL  RISKS

International investing by the Small-Cap International Fund poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the shareholders of the Fund's portfolio companies, and in turn, to the Fund's shareholders.

Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available.

The Small-Cap International Fund may also purchase foreign currency or foreign currency forwards in order to hedge its portfolio from the risk that the U.S. dollar moves in value in relation to foreign denominated security holdings. There is no assurance that hedging transactions will eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to the Fund if the other party does not complete the transaction, these hedging contracts will be entered into only with approved parties.


--------------------------------------------------------------------------------
4                                                           J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAST  PERFORMANCE

The tables below and on the following pages provide an indication of the risks of investing in the J&B Funds. The tables on the left side show changes in the total returns generated by the Funds for each calendar year. The tables on the right side compare each Fund's performance with a broad measure of market performance include several indexes against which each Fund compares its performance. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund. A Fund's past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

The table on the right side also presents the impact of taxes on the Funds' returns. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. It is possible for the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" to be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own a Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because such accounts are subject to special provisions of the tax code.


J&B MID-CAP AGGRESSIVE GROWTH FUND

Calendar Year Returns

2001          2002


-6.96       -30.03

Year-to-Date Return (through September 30, 2003) = 30.36%
Best Quarter: Q4 '01 = 24.49%
Worst Quarter: Q1 '01 = -20.80%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
===========================================================
                                                   Since
                                       1 Year   Inception*
-----------------------------------------------------------
J&B Mid-Cap Aggressive Growth Fund
  Return Before Taxes . . . . . . . .  -30.03%    -16.95%

  Return After Taxes on Distributions  -30.03%    -16.96%

  Return After Taxes on Distributions
    and Sale of Fund Shares . . . . .  -18.44%    -13.29%

Russell 2500 Growth Index (+) . . . .  -29.09%    -17.40%
==========================================================

* J&B Mid-Cap Aggressive Growth Fund commenced operations on December 19, 2000.
(+) Reflects no deductions for fees, expenses or taxes.


J&B SMALL-CAP AGGRESSIVE GROWTH FUND

Calendar  Year  Returns

2001           2002


-15.81       -37.15

Year-to-Date  Return  (through  September  30,  2003)  =  26.69%
Best  Quarter:  Q4  '01  =  27.39%
Worst  Quarter:  Q3  '02  =  -28.04%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
==========================================================
                                                   Since
                                       1 Year   Inception*
----------------------------------------------------------
J&B Small-Cap Aggressive Growth Fund
Return Before Taxes . . . . . . . . .  -37.15%    -23.68%
  Return After Taxes on Distributions  -37.15%    -23.69%
  Return After Taxes on Distributions
    and Sale of Fund Shares . . . . .  -22.81%    -18.38%
Russell 2000 Growth Index (+) . . . .  -30.26%     -9.23%
==========================================================

* J&B Small-Cap Aggressive Growth Fund commenced operations on December 19, 2000.
(+) Reflects no deductions for fees, expenses or taxes.


--------------------------------------------------------------------------------
November 7, 2003                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J&B SMALL-CAP INTERNATIONAL FUND

Calendar  Year  Returns

2001      2002


-21.59  -15.99

Year-to-Date  Return  (through  September  30,  2003)  =  39.06%
Best  Quarter:  Q4  '02  =  14.80%
Worst  Quarter:  Q3  '02  =  -20.63%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
==========================================================
                                                   Since
                                       1 Year   Inception*
----------------------------------------------------------
J&B Small-Cap International Fund
Return Before Taxes . . . . . . . . .  -15.99%    -18.05%
  Return After Taxes on Distributions  -15.99%    -18.05%
  Return After Taxes on Distributions
    and Sale of Fund Shares . . . . .   -9.82%    -14.13%
MSCI World (Ex USA) Small Cap Index (+) -7.42%     -8.31%
MSCI EAFE Small-Cap Index** . . . . .   -9.58%    -11.38%
==========================================================

* J&B Small-Cap International Fund commenced operations on December 19, 2000.
(+) Reflects no deductions for fees, expenses or taxes.
** The Fund changed its benchmark index on September 30, 2002 from the MSCI World (Ex USA) Small Cap Index to the MSCI EAFE Small-Cap Index for performance comparison purposes because the Advisor believes the MSCI EAFE Small-Cap Index more appropriately matches the investment style of the Fund.


FEES & EXPENSES

There are no sales charges imposed in connection with an investment in any of the Funds. This table describes the Funds' annual operating fees and expenses that you may pay if you buy and hold shares of the Funds.

                                               J&B Mid-Cap        J&B Small-Cap     J&B Small-Cap
                                            Aggressive Growth   Aggressive Growth   International
                                                   Fund                Fund              Fund
--------------------------------------------------------------------------------------------------
Management Fees . . . . . . . . . . . . . .              1.10%               1.25%           1.45%
Distribution (12b-1) Fees . . . . . . . . .               None                None            None
Other Expenses  . . . . . . . . . . . . . .              0.56%               0.36%           0.61%
                                            ------------------------------------------------------
Total Annual Fund Operating Expenses  . . .              1.66%               1.61%           2.06%
Fee waivers and expense reimbursements (1)             (0.41%)              (0.21)         (0.46%)
                                            ======================================================
Net Total Annual Fund Operating Expenses  .              1.25%               1.40%           1.60%

(1) The Funds' Manager has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Net Total Annual
    Fund Operating Expenses. This expense limitation agreement has been in place since inception and has been extended through May 1, 2005. For more information regarding these fees and other potential expenses, see "How to
    Purchase Shares."


FEE EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, redeem shares at the end of the period, reinvest dividends and that operating expenses for each period remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year*   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
J&B Mid-Cap Aggressive Growth Fund . . .  $    127  $    483  $    864  $  1,931
J&B Small-Cap Aggressive Growth Fund . .       143       488       856     1,893
J&B Small-Cap International Fund . . . .       163       601     1,066     2,353

* The 1 Year expense example reflects the effect of the Manager's expense limitation agreement. Only the first year of the 3, 5 and 10 Year expense examples reflect the effect of the expense limitation agreement. If the Manager continues the expense limitation agreement beyond the next year, the dollar amount of the 3, 5 and 10 Year expense examples would be less.


--------------------------------------------------------------------------------
6                                                           J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT

The management and affairs of the Funds are supervised by the J&B Funds Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management and investment advisory services to the Funds.


INVESTMENT  MANAGER

Jones & Babson, Inc. (the "Manager") was founded in 1959 and is located at 90 S. 7th Street, Minneapolis, Minnesota 55402. Jones & Babson, Inc. serves as the investment manager of each Fund and, as such, provides each Fund with professional investment supervision and management. The Manager oversees each Fund's day-to-day operations and supervises the purchase and sale of Fund investments. The Manager employs other advisory firms as sub-advisors to make investment decisions for the Funds. The Manager is a wholly-owned subsidiary of RBC Dain Rauscher Corp. ("RBC Dain"). RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank.

The Manager serves in its capacity as investment manager under an Investment Advisory Agreement entered into with J&B Funds on behalf of each Fund. The Investment Advisory Agreement provides for each Fund to pay the Manager a monthly fee equal on an annual basis to 1.10%, 1.25% and 1.45% of the average daily net assets of the Mid-Cap Aggressive Growth, Small-Cap Aggressive Growth and Small-Cap International Funds, respectively. The Manager has contractually agreed through May 1, 2005 to waive all or a portion of such fees and/or to make payments in order to limit each Fund's annual operating expenses to certain amounts (see the "Fees & Expenses" on Page 5). For the fiscal year ended June 30, 2003, the Funds paid a fee to the Manager in the following amounts; 1.18%, Mid-Cap Aggressive Growth; 1.34%, Small-Cap Aggressive Growth; and 1.54%, Small Cap International Fund. If a Fund's assets grow and relative expenses come down to a point where fee waivers or expense payments are no longer necessary to meet the expense limitation amount, the management agreement permits the Manager to seek to recoup amounts waived or expense payments that it made. The Manager shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid. The Manager also provides certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Trust pursuant to a new Administrative Services Agreement.


SUB-ADVISORS

For all of the Funds, the Manager hires sub-advisory firms, which are investment advisory firms that specialize in certain types of investing. However, the Manager still retains ultimate responsibility for managing the Funds. Each sub-advisor's role is to make investment decisions for the Funds according to each Fund's investment objectives, policies and restrictions. Under the Sub-Advisory Agreements, the Manager has agreed to pay each sub-advisor a fee for its services out of the fees the Manager receives from the Funds.

The following organizations act as sub-advisors to the Funds:

J&B MID-CAP AGGRESSIVE GROWTH FUND - Sub-advised by McKinley Capital Management, Inc., ("McKinley"), 3301 C Street, Anchorage, Alaska 99503. McKinley was founded in 1990 and as of September 30, 2003 has over $4 billion in assets under management. Robert B. Gillam, Frederic H. Parke and Alexander H. Slivka manage the Fund. Mr. Gillam is President and Chief Investment Officer of McKinley, which he founded in 1990. He has over 30 years experience in the financial services industry. Mr. Parke joined McKinley Capital's portfolio management team in 1997, bringing with him 17 years of industry experience including extensive equity and bond trading, portfolio management and financial analysis. Prior to joining the firm, Mr. Parke managed stock and bond portfolios for retail and institutional clients, specializing in growth stock selection. Mr. Slivka is manager of Domestic Portfolio Operations, joining McKinley in 1997. Previously, he was President of National Asset Management from 1994 to 1997, and served as a Board Member of the Chicago Stock Exchange. He has over 19 years of investment management experience.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J&B SMALL-CAP AGGRESSIVE GROWTH FUND - Sub-advised by Knappenberger Partners ("Knappenberger"), 800 La Salle Avenue, Suite 2280, Minneapolis, MN 55402. Knappenberger (formerly Knappenberger Bayer) was founded in 1998 and, as of January 30, 2003, had over $110 million in assets under management. Gail M. Knappenberger, Curt D. McLeod and Jill A. Thompson manage the Fund. Mr. Knappenberger was Executive Vice President at Winslow Capital Management from 1993 to 1998 and has over 30 years of investment management experience. Mr. McLeod, who joined the Fund's portfolio management team as of January 1, 2003, is a CFA Charterholder and has over fifteen years of experience in the investment management business. From December 2000 until January 2003, Mr.
McLeod was Principal and Senior Portfolio Manager at Paladin Investment Associates, LLC ("Paladin"). Paladin bought Investment Advisers Inc. ("IAI") in December 2000; Mr. McLeod served as Senior Vice President and Senior Portfolio Manager at IAI from June 1997 until the buy-out. Mr. McLeod previously served as Senior Vice President and Portfolio Manager/Analyst at Piper Capital Management from September 1986 to May 1997. Ms. Thompson was Managing Director at First American Asset Management where she co-managed the firm's small and mid-cap growth products. She has over 13 years of investment management experience.

J&B SMALL-CAP INTERNATIONAL FUND - Sub-advised by Denver Investment Advisors, LLC, ("DIA"), Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado 80202. DIA was founded in 1958 as a wholly-owned subsidiary of a regional bank and was later organized as a management owned Colorado limited liability company in 1994. As of September 30, 2003, DIA has nearly $6 billion dollars in total assets under management. Adam Schor, CFA Charterholder, manages the Fund. Prior to joining the firm in 2000, he was at Bee & Associates (currently a division of DIA) beginning in 1997, and has over 13 years investment management experience. Mr. Schor is assisted day to day by Kevin Beck, CFA and John Fenley, CFA. Prior to joining the firm in 2000, Mr. Beck was at Robert Fleming, as a senior Latin American equity analyst, beginning in 1998. He has over 9 years experience in the investment industry. Prior to joining the firm in 2000, Mr. Fenley was a portfolio manager at Hansberger Global Investments. He has over 12 years experience in the investment industry.


--------------------------------------------------------------------------------
8                                                           J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since commencement of operations. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, except for the Funds' financial highlights for the years before June 30, 2003, which have been audited by other auditors. This information along with the Funds' financial statements, are included in the annual report. The annual report is available upon request.


J&B MID-CAP AGGRESSIVE GROWTH FUND

                                                                                                      December 19, 2000 (a)
Condensed data for a share of capital stock                                  Years Ended June 30,            Through
outstanding throughout each period.                                          2003          2002           June 30, 2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  . . . . . . . . . . . . . . . . .   $     8.12   $       9.82   $             10.00
                                                                          ------------------------------------------------

  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .        (0.08)         (0.10)                (0.04)
    Net gains (losses) on securities (both realized and unrealized) . .        (0.15)         (1.59)                (0.14)
                                                                          ------------------------------------------------

Total from investment operations  . . . . . . . . . . . . . . . . . . .        (0.23)         (1.69)                (0.18)
                                                                          ------------------------------------------------

  Less distributions:
    Return of capital . . . . . . . . . . . . . . . . . . . . . . . . .            -          (0.01)                    -
                                                                          ------------------------------------------------
Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $     7.89   $       8.12   $              9.82
                                                                          ================================================

Total return* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (2.83%)       (17.25%)               (1.80%)
                                                                          ================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  . . . . . . . . . . . . . . .   $    3,235   $      3,419   $             3,992
Ratio of expenses to average net assets** . . . . . . . . . . . . . . .         1.25%          1.25%                 1.25%
Ratio of expenses to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .         1.66%          1.85%                 1.33%
Ratio of net investment income to average net assets**  . . . . . . . .        (1.12%)        (1.11%)               (0.80%)
Ratio of net investment income to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .        (1.53%)        (1.70%)               (0.88%)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .          105%            96%                   56%

(a) Commencement of operations.

*   Total return not annualized for periods less than one full year

**  Annualized for periods less than one full year


--------------------------------------------------------------------------------
NOVEMEER 7, 2003                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J&B SMALL-CAP AGGRESSIVE GROWTH FUND

                                                                                                      December 19, 2000 (a)
Condensed data for a share of capital stock                                  Years Ended June 30,            Through
outstanding throughout each period.                                          2003          2002           June 30, 2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  . . . . . . . . . . . . . . . . .   $     7.99   $       9.99   $             10.00
                                                                          ------------------------------------------------

  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .        (0.16)         (0.11)                (0.05)
    Net gains (losses) on securities (both realized and unrealized) . .        (1.35)         (1.89)                 0.04
                                                                          ------------------------------------------------

Total from investment operations. . . . . . . . . . . . . . . . . . . .        (1.51)         (2.00)                (0.01)
                                                                          ------------------------------------------------

  Less distributions:
    Return of capital . . . . . . . . . . . . . . . . . . . . . . . . .            -              -                     -
                                                                          ------------------------------------------------

Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $     6.48   $       7.99   $              9.99
                                                                          ================================================

Total return* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (18.90%)       (19.98%)               (0.10%)
                                                                          ================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  . . . . . . . . . . . . . . .   $    2,744   $      4,334   $             4,461
Ratio of expenses to average net assets** . . . . . . . . . . . . . . .         1.40%          1.40%                 1.40%
Ratio of expenses to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .         1.61%          1.88%                 1.47%
Ratio of net investment income to average net assets**  . . . . . . . .        (1.29%)        (1.34%)               (0.94%)
Ratio of net investment income to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .        (1.50%)        (1.81%)               (1.01%)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .          176%            78%                   60%

(a) Commencement of operations.

*   Total return not annualized for periods less than one full year

**  Annualized for periods less than one full year


--------------------------------------------------------------------------------
10                                                          J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

J&B SMALL-CAP INTERNATIONAL FUND

                                                                                                      December 19, 2000 (a)
Condensed data for a share of capital stock                                  Years Ended June 30,            Through
outstanding throughout each period.                                          2003          2002           June 30, 2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  . . . . . . . . . . . . . . . . .   $     7.32   $       8.56   $             10.00
                                                                          ------------------------------------------------

  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .         0.02          (0.06)                (0.02)
    Net gains (losses) on securities (both realized and unrealized) . .         0.71          (1.18)                (1.42)
                                                                          ------------------------------------------------

Total from investment operations  . . . . . . . . . . . . . . . . . . .         0.73          (1.24)                (1.44)
                                                                          ------------------------------------------------

  Less distributions:
    Return of capital . . . . . . . . . . . . . . . . . . . . . . . . .        (0.47)             -                     -
                                                                          ------------------------------------------------

Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $     7.58   $       7.32   $              8.56
                                                                          ================================================

Total return* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9.77%       (14.45%)              (14.40%)
                                                                          ================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  . . . . . . . . . . . . . . .   $    3,286   $      2,993   $             3,506
Ratio of expenses to average net assets** . . . . . . . . . . . . . . .         1.60%          1.60%                 1.60%
Ratio of expenses to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .         2.06%          2.71%                 2.14%
Ratio of net investment income to average net assets**  . . . . . . . .        (0.03%)        (0.75%)               (0.36%)
Ratio of net investment income to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .        (0.49%)        (1.86%)               (0.90%)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .           62%           163%                   37%

(a) Commencement of operations.

*   Total return not annualized for periods less than one full year

**  Annualized for periods less than one full year


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW  TO  PURCHASE  SHARES

HOW  TO  BUY  SHARES  (see  accompanying  chart  on  page  16  for  details)
     -    By  phone,  mail  or  wire
     -    Through  Automatic  Monthly  Investments
     -    Through  exchanges from another J&B Fund (non-fiduciary accounts only)

MINIMUM  INITIAL  INVESTMENT
     -    $2,500  for  most  accounts
     -    $250  for  IRA  and  Uniform  Gifts  or  Transfers  to Minors accounts
     -    $100  with  an  Automatic  Monthly  Investment
     - $1,000 for exchanges from another Fund ($100 for IRAs and Uniform Gifts or Transfers to Minors accounts)

MINIMUM  ADDITIONAL  INVESTMENT
     -    $100  by  mail  or  ACH
     -    $1,000  by  wire
     - $50 for Automatic Monthly Investments (automated clearing house transfer)
     - $1,000 for exchanges from another Fund ($100 for IRAs and Uniform Gifts or Transfers to Minors accounts)

MINIMUM  ACCOUNT  SIZE

You must maintain a minimum account value equal to the current minimum initial investment ($2,500). If your account falls below this amount due to redemptions (not market action), we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and mail your money to you.


HOW  TO  REDEEM  SHARES

You may withdraw from your Fund's account at any time in the following amounts:

     - Any amount for redemptions requested by mail or phone to address of record
     - $1,000 or more for redemptions wired to your account ($10 fee) ($100 minimum for automated clearing house transfer to bank account)
     -    $50  or  more  for  redemptions  by  a  systematic  redemption  plan
     - $1,000 or more for exchanges to another Fund ($100 for IRAs and Uniform Gifts or Transfers to Minors accounts)
     -    $100  or more for redemptions by automatic monthly exchange to another
          Fund
     - $100 or more via ACH; there is no fee but proceeds may take 3-5 business days to reach your account


SHAREHOLDER  SERVICES

The following services are also available to shareholders. Please call 1-866-409-2550 for more information:

     -    Uniform  Gifts  or  Transfers  to  Minors  accounts
     -    Accounts  for  corporations  or  partnerships
     -    Sub-Accounting  Services for tax qualified retirement plans and others
     -    Coverdell  Education  Savings  accounts
     -    Traditional  IRA  accounts
     -    Roth  IRA  accounts
     -    Simplified  Employee  Pensions  (SEPs)


--------------------------------------------------------------------------------
12                                                          J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW  SHARE  PRICE  IS  DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment (or redemption order) is received by the Funds in good order. In the case of certain institutions, which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for unrestricted trading). The Funds are generally closed on weekends, national holidays and Good Friday.

Securities for which market quotations are readily available and reflective of market value will be valued at the market value. For example, each security owned by a Fund that is listed on a securities exchange generally is valued at its last sale price on that exchange on the date as of which Fund assets are valued. Lacking sales, the security generally is valued as the mean between the last current closing bid and asked prices. Where the security is listed on more than one exchange, a Fund generally will use the price on the exchange that it considers to be the principal exchange for the security. An unlisted security for which over-the-counter market quotations are readily available generally is valued at the mean between the last current bid and asked prices. However, when market quotations are not readily available for a security or other asset, it will be valued at fair value pursuant to procedures approved by the Board of Directors. Circumstances in which fair valuation is used may include, but will not necessarily include, when trading has been suspended under circumstances suggesting that the last quoted sale price is not indicative of market value and when a significant event has occurred subsequent to the close of trading on a non-U.S. exchange or market on which a security owned by a Fund is principally traded, but prior to the time of the Fund's NAV calculation, which reasonably can be expected to affect the value of the security. Examples of significant events may include, but will not necessarily include, an announcement by the issuer, a creditor, or a government body, political or economic events, natural disasters, or significant fluctuations in key markets that occurring after the close of the security's principal market. For a Fund that invests in securities that are primarily listed on foreign exchanges, which may trade on weekends or other days that the Funds are not open for business, the value of its holdings may fluctuate on days when shareholders are not able to purchase or redeem shares in the Fund. To help price its securities, a Fund may use pricing services.


DISTRIBUTIONS  AND  TAXES

DISTRIBUTIONS - Each Fund pays shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of the securities. Each of these distributions will be declared semiannually on or before June 30 and December 31.

Your distributions will be reinvested automatically in additional shares of the same Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10.00 minimum check amount). We automatically reinvest all dividends under $10.00 in additional shares of the same Fund. There are no fees or sales charges on reinvestments.

If you buy shares of any Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

TAX CONSIDERATIONS - On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001, which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs. You should contact your personal tax advisor if you have questions about how this Act will affect your investment in a Fund.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Distributions of net investment income and any net short-term capital gains are taxable as ordinary income. Any long-term capital gains, which the Fund distributes as net long-term capital gains, will be taxable to you as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

A portion of the distributions paid by the Funds may be eligible for the corporate dividends received deduction and/or the maximum 15% individual taxpayer rate on qualified dividends to the extent that the Funds earn income from dividends that would qualify for such treatment. There is a more than 60 day holding period requirement for both a Fund and shareholders with respect to dividends qualified for the maximum 15% rate (and a similar 46 day holding period for the corporate dividends received deduction).

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different J&B Fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Any foreign taxes paid by J&B Small-Cap International Fund on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

BACKUP WITHHOLDING - By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of your taxable distributions or redemption proceeds.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


ADDITIONAL  POLICIES  ABOUT  TRANSACTIONS

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. If you wish to purchase (or redeem) shares of a J&B Fund through a broker, a fee may be charged by that broker, whereas you may contact the Fund directly and avoid this fee. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

PURCHASES - The Funds may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

REDEMPTIONS - The Funds try to send proceeds as soon as practical. The Funds cannot accept requests that contain special conditions or effective dates. The Funds may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree. If your redemption request is more than $250,000, the Funds may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, the Funds will delay sending your proceeds until they have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.


--------------------------------------------------------------------------------
14                                                          J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MARKET TIMERS - The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

SIGNATURE GUARANTEES - You can get a signature guarantee from most banks, credit unions or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:
     - A redemption check sent to a different payee, bank or address than we have on file;
     - A redemption check mailed to an address that has been changed within the last 30 days;
     -    A redemption  for  $50,000  or  more  in  writing;  and,
     -    A change  in  account  registration  or  redemption  instructions.

CORPORATIONS, TRUSTS AND OTHER ENTITIES - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND - You must meet the minimum investment requirement of the Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more, and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy.

TELEPHONE SERVICES - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, and we reasonably believe that the instructions are genuine, the Funds will not be liable for any loss due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Jones & Babson, Inc. assumes no responsibility for the authenticity of telephone redemption requests.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONDUCTING BUSINESS WITH THE J&B FUNDS

BY PHONE OR INTERNET
--------------------------------------------------------------------------------

1-866-409-2550

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.


HOW  TO  OPEN  AN  ACCOUNT

If you already have an account and you have authorized telephone exchanges, you may call to open an account in another J&B Fund by exchange ($2,500 minimum). The names and registrations on the accounts must be identical.

HOW  TO  ADD  TO  AN  ACCOUNT

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

HOW  TO  SELL  SHARES

You may withdraw any amount ($1,000 minimum if wired) by telephone, provided you have registered for this service previously. We will send proceeds only to the address or bank account on file with us. You must provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number. Wires will be subject to a $10 fee.

HOW  TO  EXCHANGE  SHARES

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another J&B Fund which have been held in open account for 15 days or more.

All account owners are automatically granted telephone exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the J&B Funds.


BY MAIL
--------------------------------------------------------------------------------

Initial Purchases, Redemptions and all Correspondence:
J&B  Funds
90  S.  7th  Street
Minneapolis,  MN  55402

Subsequent  Purchases:
J&B  Funds
90  S.  7th  Street
Minneapolis,  MN  55402

HOW  TO  OPEN  AN  ACCOUNT

Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to J&B Funds and be sure to indicate the name of the Fund in which you are investing.

HOW  TO  ADD  TO  AN  ACCOUNT

Make your check ($100 minimum) payable to J&B Funds and mail it to us. Always identify your account number or include the detachable investment stub (from your confirmation statement).

HOW  TO  SELL  SHARES

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

HOW  TO  EXCHANGE  SHARES

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the J&B Fund into which the amount is being transferred.


--------------------------------------------------------------------------------
16                                                          J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BY WIRE
--------------------------------------------------------------------------------

UMB  Bank,  n.a.
Kansas  City,  Missouri,  ABA#101000695
For  Account  Number:  9870984709
Please  provide:
Fund  Number/J&B  Account  Number/Name  on  Account

HOW  TO  OPEN  AN  ACCOUNT

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

HOW  TO  ADD  TO  AN  ACCOUNT

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the J&B Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to Wells Fargo.

HOW  TO  SELL  SHARES

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M.
(Eastern Time) we will normally wire funds the following business day. If we receive your request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

HOW  TO  EXCHANGE  SHARES

Not  applicable.


THROUGH AUTOMATIC TRANSACTION PLANS
--------------------------------------------------------------------------------

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

HOW  TO  OPEN  AN  ACCOUNT

Not  applicable.

HOW  TO  ADD  TO  AN  ACCOUNT

Automatic  Monthly  Investment:

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

HOW  TO  SELL  SHARES

Systematic  Redemption  Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A maximum fee of $1.50 may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW  TO  EXCHANGE  SHARES

Monthly  Exchanges:

You may authorize monthly exchanges from your account ($100 minimum) to another J&B Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the J&B Funds and is incorporated by reference into this Prospectus. The Funds' annual and semiannual reports to shareholders contain additional information about each of the J&B Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the J&B Funds as shown below. You also may call the toll free number given below to request other information about the J&B Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the J&B Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (202-942-8090) or by accessing the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102, or by sending an e-mail request to publicinfo@sec.gov.
                                  ------------------

Investment Company Act File Number 811-10039




                                    J&B FUNDS

                    90 S. 7TH STREET, MINNEAPOLIS, MN 55402

                                    TOLL FREE
                                 1-866-409-2550
                                www.jbfunds.com




J&B  FUNDS
90  S.  7th  Street
Minneapolis,  MN  55402

                                     PART B

                                    J&B FUNDS


                       J&B MID-CAP AGGRESSIVE GROWTH FUND
                      J&B SMALL-CAP AGGRESSIVE GROWTH FUND
                        J&B SMALL-CAP INTERNATIONAL FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                NOBEMBER 7, 2003



This Statement of Additional Information is not a Prospectus but should be read in conjunction with the J&B Funds combined Prospectus dated November 7, 2003. To obtain the Prospectus, an Annual Report to Shareholders or a Semiannual Report to Shareholders, free of charge, please call the J&B Funds toll-free at 1-866-409-2550. The Funds are series of J&B Funds, a Delaware statutory trust organized on August 4, 2000. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.

                                TABLE OF CONTENTS



                                                        PAGE

Introduction . . . . . . . . . . . . . . . . . . . . .     3
Information About The Funds' Investments . . . . . . .     3
   Investment Objectives, Policies and Risks . . . . .     3
   Fundamental Investment Restrictions . . . . . . . .     7
   Non-Fundamental Investment Restrictions . . . . . .     8
   Portfolio Transactions. . . . . . . . . . . . . . .     9
Performance Measures . . . . . . . . . . . . . . . . .     9
   Total Return. . . . . . . . . . . . . . . . . . . .    10
   Performance Comparisons . . . . . . . . . . . . . .    10
How The Funds' Shares Are Distributed. . . . . . . . .    13
Purchasing And Selling Shares. . . . . . . . . . . . .    13
   Purchases . . . . . . . . . . . . . . . . . . . . .    13
   Sales (Redemptions) . . . . . . . . . . . . . . . .    14
   Market Timers . . . . . . . . . . . . . . . . . . .    15
   How Share Price Is Determined . . . . . . . . . . .    15
   Additional Purchase and Redemption Policies . . . .    15
Management Of The Trust And The Funds. . . . . . . . .    16
   Manager and Sub-Advisors. . . . . . . . . . . . . .    16
   Trustees and Officers . . . . . . . . . . . . . . .    17
   Compensation. . . . . . . . . . . . . . . . . . . .    21
   Code of Ethics. . . . . . . . . . . . . . . . . . .    21
   Proxy Voting Policies . . . . . . . . . . . . . . .    21
   Custodian . . . . . . . . . . . . . . . . . . . . .    21
   Independent Auditors. . . . . . . . . . . . . . . .    22
   Control Persons and Principal Holders of the Funds.    22
Distributions And Taxes. . . . . . . . . . . . . . . .    23
Financial Statements . . . . . . . . . . . . . . . . .    25
General Information and History. . . . . . . . . . . .    25
Other Jones & Babson Funds . . . . . . . . . . . . . .    25
Appendix A-Ratings Information . . . . . . . . . . . .    26
Appendix B-Proxy Voting Policy . . . . . . . . . . . .    27

                                  INTRODUCTION

The J&B Mid-Cap Aggressive Growth Fund, the J&B Small-Cap Aggressive Growth Fund, and the J&B Small-Cap International Fund (hereafter the "Funds" or a "Fund") are each separate series of J&B Funds (the "Trust"), which is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act, which means that each Fund's assets are invested in a diversified portfolio of securities. This Statement of Additional Information ("SAI") supplements the information contained in the Funds' Prospectus dated November 7, 2003.


                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS. Unless otherwise indicated, the investment objective, strategies, and policies described below and in the Prospectus may be changed by the Board of Trustees without shareholder approval. Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of the security will not be considered a violation of the restriction or limitation.

J&B MID-CAP AGGRESSIVE GROWTH FUND AND J&B SMALL-CAP AGGRESSIVE GROWTH FUND. The objective for both the J&B Mid-Cap Aggressive Growth Fund ("Mid-Cap Fund") and the J&B Small-Cap Aggressive Growth Fund ("Small-Cap Fund") is above average capital appreciation. Under normal conditions, they will invest at least 80% of their net assets in small-cap and mid-cap companies, respectively. Any change in the Mid-Cap Fund's policy of investing at least 80% of net assets in mid-cap companies and any change in the Small-Cap Fund's policy of investing at least 80% of net assets in small-cap companies, which is approved by the Fund's Board, may not take effect until shareholders of the particular Fund have received written notice of the change at least sixty (60) days before it occurs. The Mid-Cap Fund defines a mid-cap or "midsize" company as a company that has a market capitalization ranging from $750 million up to that of the largest company in the Russell 2500 Growth Index. In addition, the Mid-Cap Fund's Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion, although this range may change during atypical market conditions. The Small-Cap Fund defines a small-cap company as a company that has a market capitalization under $1.5 billion. When examining whether a company meets the Fund's market capitalization criteria, both Funds will measure the company at the time of initial purchase. Each Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks). While the Funds have authority to invest up to 20% of their net assets in non-U.S. securities, the Funds' Sub-Advisors do not presently anticipate investing more than 5% of net assets in non-U.S. securities.

Since both the Mid-Cap and Small-Cap Funds focus on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, this plow-back of earnings and internal financing of growth without the need to issue additional shares ultimately should enhance the companies' per share earnings and dividend capability and make their shares more attractive in the marketplace.

J&B SMALL-CAP INTERNATIONAL FUND. The J&B Small-Cap International Fund ("International Fund") seeks long term growth of capital by investing at least 80% of its net assets in securities of smaller companies located outside the U.S. Any change in the Fund's policy of investing at least 80% of net assets in small cap companies, which is approved by the Board, may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. Small companies are defined as those with a market capitalization of $1.5 billion or less at time of purchase. The Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks).

In addition to direct ownership equities, the International Fund may also purchase American Depository Receipts ("ADRs"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The International Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the International Fund invests may be relatively limited. When the International Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the International Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The International Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the International Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result should the value of such currency increase.

The International Fund does not intend to invest more than 25% of its total assets in any one particular country. The International Fund may also invest up to 35% of its total assets in companies located in developing countries. A developing or emerging market country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets that trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries.

Investors should recognize that investing in foreign companies involves certain special considerations that are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the International Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, it will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the International Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the International Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the International Fund's portfolio.

The International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the International Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The International Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The International Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the International Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Sub-Advisor does not intend to cause the International Fund to enter into such forward contracts under this second circumstance on a regular or continuous basis. The International Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the International Fund to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

The Sub-Advisor believes that it is important to have flexibility to enter into these forward contracts when it determines that to do so is in the best interests of the International Fund. The International Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the International Fund's total assets committed to forward foreign currency exchange contracts entered into under the second type of forward foreign currency exchange contracts. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the International Funds' commitments with respect to such contracts. Under normal circumstances, the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The International Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in its net assets on a daily basis, thereby providing an appropriate measure of its financial position and changes in financial position.

CASH MANAGEMENT. The Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Funds will apply the following criteria to its investments:

     (1) Certificates of deposit, bankers' acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

     (2) Commercial paper will be limited to companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

     (3) The Funds will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody's or AA or higher by S&P(R); and,

     (4) The Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in the Funds' net asset value.

REPURCHASE AGREEMENTS. Each Fund may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by a Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion, which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Funds' Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

ILLIQUID AND RESTRICTED SECURITIES. The Funds may invest in illiquid and restricted securities. However, each Fund will not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds.

Each Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as a Fund determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES LENDING. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 102% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Board of Trustees has adopted the following fundamental investment restrictions for each Fund. These policies cannot be changed for any Fund without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained within these investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

DIVERSIFICATION. Each Fund is classified as diversified as defined under the 1940 Act and a Fund may not change its classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that a Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies, or purchase more than 10% of the voting securities of any one issuer.

CONCENTRATION. Each Fund will not make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying each Fund's fundamental policy concerning industry concentration, a Fund will apply a non-fundamental policy, described hereafter, governing categorization of companies into specific industries. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, and telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

BORROWING. The Funds will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentences describe the current regulatory limits. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. This provision allows a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets, including those assets represented by the borrowing.

UNDERWRITING. The Funds will not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

REAL ESTATE. The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

COMMODITIES. The Funds will not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

LOANS. The Funds will not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the investment objectives, strategies and policies described in the Prospectus and in this SAI, the Funds will be subject to the following non-fundamental investment restrictions, which the Board of Trustees may change without shareholder approval.

OTHER INVESTMENT COMPANIES. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. But no Fund may operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds.
LIQUIDITY. Each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

LEVERAGING. Each Fund will not borrow for the purpose of leveraging its investments. In this regard, no Fund will purchase portfolio securities when borrowings exceed 5% of its total assets.

PORTFOLIO TRANSACTIONS. Decisions to buy and sell securities for the Funds are made by each Fund's Sub-Advisor. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Trustees of J&B Funds and by the Manager.

When the Manager or a Sub-Advisor in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the Manager or Sub-Advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

For the period from December 19, 2000 (commencement) to June 30, 2001, fiscal year 2002, and fiscal year 2003 the total dollar amount of brokerage commissions paid by the Funds were as follows:

                          December 19, 2000   Fiscal Year ended   Fiscal Year ended
                           to June 30, 2001          2002                2003
                          ------------------  ------------------  ------------------

 J&B Mid-Cap Aggressive   $            5,591  $            4,538  $            9.744
      Growth Fund
------------------------
J&B Small-Cap Aggressive  $            3,150  $            6,523  $           49,920
      Growth Fund
------------------------
      J&B Small-Cap       $           13,016  $           23,804  $            9,481
   International Fund


                              PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of a Fund's shares and assume that any income dividends and/or capital gains distributions made by a Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods when applicable, and may be given for other periods as well, such as from commencement of a Fund's operations, or on a year-by-year basis. When considering "average" total return figures, for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

TOTAL RETURN. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n           =      ERV

Where:

P       =  a hypothetical initial payment of $1,000
T       =  average annual total return
n       =  number of years
ERV     =  Ending Redeemable Value of  a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

PERFORMANCE COMPARISONS. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Bank Rate Monitor, Barron's Financial World, Bloomberg's Personal Finance, Business Week, CDA Investment Technologies, Inc., Donoghue's, Donoghue's Money Fund Report, Donoghue's Money Letter, Donoghue's Mutual Fund Almanac, Forbes, Fortune, Institutional Investor, Income & Safety, United Mutual Fund Selector, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Louis Rukeyser's Wall Street Newsletter, Money, Money Central Investors, Morningstar Mutual Funds, Mutual Fund Forecaster, Mutual Fund Magazine, No-Load Fund Analyst, No-Load Fund X, No-Load Investor, Smart Money, The Mutual Fund Letter, The Wall Street Journal, U.S. News & World Report, USA Today and Wiesenberger Investment Companies Service may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.

Average annual total return before taxes. Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect. The table below shows the average annual total return for each Fund for the specified periods.

The table below shows the total return for each of the Funds for the period December 19, 2000 (commencement) to June 30, 2001 and one-year total return as of June 30, 2002 and June 30, 2003, respectively.

                        December 19, 2000 to   Fiscal Year Ended   Fiscal Year Ended
                            June 30, 2001             2002                2003
                        ---------------------  ------------------  ------------------

J&B Mid-Cap Aggressive                 -1.80%             -17.25%              -2.83%
Growth Fund
----------------------
J&B Small-Cap                          -0.10%             -19.98%             -18.90%
Aggressive Growth Fund
----------------------
J&B Small-Cap                         -14.40%             -14.45%               9.77%
International Fund
----------------------

The  following  SEC  formula  was  used  to  calculate  these  figures:

P(1+T)n  =  ERV

Where:

P      =  a  hypothetical  initial  payment  of  $1,000
T      =  average  annual  total  return
N      =  number  of  years
ERV    =  Ending redeemable value  of  a hypothetical $1,000 payment made at the beginning  of  each  period  at  the  end  of  each  period.

Average annual total return after taxes on distributions. Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits. The table below shows the average annual total return after taxes on distributions for each Fund for the specified periods.

                        December 19, 2000 to   Fiscal Year Ended   Fiscal Year Ended
                            June 30, 2001             2002                2003
                        ---------------------  ------------------  ------------------

J&B Mid-Cap Aggressive                 -1.80%             -17.27%              -2.83%
     Growth Fund
----------------------
    J&B Small-Cap                      -0.10%             -19.99%             -18.90%
Aggressive Growth Fund
----------------------
    J&B Small-Cap                     -14.40%             -14.46%               7.59%
  International Fund
----------------------


The  following  SEC  formula  was  used  to  calculate  these  figures:

P(1+T)n  =  ATVD

Where:

P        =  a  hypothetical  initial  payment  of  $1,000
T        =  average  annual  total  return  (after  taxes  on  distributions)
n        =  number  of  years
ATVD     =  ending redeemable value of a hypothetical $1,000 payment made at the beginning  of  each  period
     at the end of each period, after taxes on fund distributions but not after taxes on redemption.

Average annual total return after taxes on distributions and sale of fund shares. Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The table below shows the average annual total return after taxes on distributions and sale of Fund shares for each Fund for the specified periods.

                        December 19, 2000 to   Fiscal Year Ended   Fiscal Year Ended
                            June 30, 2001             2002                2003
                        ---------------------  ------------------  ------------------

J&B Mid-Cap Aggressive                -1.10%             -10.59%              -1.84%
     Growth Fund
----------------------
     J&B Small-Cap                    -0.06%             -12.27%             -12.28%
Aggressive Growth Fund
----------------------
     J&B Small-Cap                    -8.77%              -8.87%               6.40%
  International Fund
----------------------

The  following  SEC  formula  was  used  to  calculate  these  figures:

P(1+T)n  =  ATVDR

where:

P     =     a hypothetical initial payment of $1,000
T     =     average  annual  total  return  (after  taxes  on  distributions and redemptions)
n     =     number  of  years
ATVDR =     ending  value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.


                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc. as agent of the Funds, has agreed to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. The offering of the Funds' shares is on a continuous basis. Jones & Babson, Inc., is located at 90 S. 7th Street, Minneapolis, Minnesota 55402. The following persons who are affiliated with J&B Funds as Trustees or senior officers are also affiliated with Jones & Babson, Inc. or its affiliates as Directors or officers: Jennifer Lammers, Christopher Tomas, Martin A. Cramer and Laura Moret.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 2003, and which will continue automatically for successive annual periods ending each October 31, if approved at least annually by the Funds' Board, including a majority of those Trustees, who are not parties to such agreements or interested persons of any such party. The distribution agreement terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

                          PURCHASING AND SELLING SHARES

PURCHASES. Neither the Funds nor the entities that provide services to them (the "Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing Social Security or Tax I.D. number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, the Funds will consider you to have approved the information in the statement.

Normally, the shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Funds have determined that unconditional payment for the shares represented by the certificate has been received by its custodian, Wells Fargo Bank Minnesota, N.A.

The Funds reserve the right in their sole discretion, to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of Funds' management, such withdrawal or rejection is in the best interest of the Fund and, its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment. In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc., will cover the loss. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

SALES (REDEMPTIONS). The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. The telephone redemption service may only be used for non certificated shares held in an open account. The Funds reserve the right to refuse a telephone redemption request. At our option, the Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts. To participate in the Systematic Redemption
Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts when an account's value falls below the minimum investment requirement as a result of redemptions (not as the result of market action), if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the Securities and Exchange
Commission  may  by  order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

MARKET TIMERS. The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have
(i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

HOW SHARE PRICE IS DETERMINED. The Funds' net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds do not compute their net asset values on days when the New York Stock Exchange is closed or on the following customary holidays:

New Year's Day                     January 1
Martin Luther King Jr. Day         Third Monday in January
Presidents' Holiday                Third Monday in February
Good Friday                        Friday before Easter
Memorial Day                       Last Monday in May
Independence Day                   July 4
Labor Day                          First Monday in September
Thanksgiving Day                   Fourth Thursday in November
Christmas Day                      December 25


ADDITIONAL  PURCHASE  AND  REDEMPTION POLICIES.  The Funds reserve the right to:

     (1) Waive or increase the minimum investment requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Funds' special investment programs;

     (2) Cancel or change the telephone investment service, redemption service, the telephone exchange service and the automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Funds and their shareholders;

     (3) Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

     (4) Begin charging a fee for the telephone service and to cancel or change the service upon 60 days written notice to you;

     (5) Begin charging a fee for the systematic redemption plan upon 30 days written notice to you;

     (6) Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Funds may also waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and,

     (7) Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reason to believe that this requirement would be in the best interests of a Fund and its shareholders.


                      MANAGEMENT OF THE TRUST AND THE FUNDS

MANAGER  AND  SUB-ADVISORS.  Jones  &  Babson, Inc. serves as investment manager
("Manager") of each Fund pursuant to a Management Agreement with the Trust. Jones & Babson, Inc. also employs at its own expense the following Sub-Advisors to manage the Funds' assets on a day-to-day basis:

J&B Mid-Cap Aggressive Growth Fund. McKinley Capital Management, Inc., ("McKinley"), 3301 C Street, Anchorage, Alaska, 99503. McKinley was founded in 1990 and as of September 30, 2003 has over 4 billion dollars in total assets under management.

J&B Small-Cap Aggressive Growth Fund. Knappenberger Partners ("Knappenberger"), 601 Carlson Parkway, Suite 950, Minnetonka, Minnesota, 55305. Knappenberger was founded in 1998 and has sub-advised the Fund since its inception. Until January 1, 2003, Knappenberger was known as Knappenberger Bayer, although the legal name has remained KB Growth Advisors, LLC. David C. Bayer left the firm effective January 1, 2003. Curt D. McLeod replaced David C. Bayer on the portfolio management team that also consists of Gail M. Knappenberger and Jill A. Thompson.

J&B Small-Cap International Fund. Denver Investment Advisors, LLC, ("DIA"), Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado, 80202. DIA was founded in 1958 and as of September 30, 2003 has approximately $5.9 billion dollars in total assets under management.

Jones & Babson, Inc. pays McKinley a fee of 50/100 of one percent (0.50%) for the first $5 million, 47/100 of one percent (0.47%) for the next $20 million and 45/100 of one percent (0.45%) for amounts in excess of $25 million with respect to the J&B Mid-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson, Inc. pays Knappenberger a fee of 65/100 of one percent (0.65%) for the first $150 million and 60/100 of one percent (0.60%) for amounts in excess of $150 million with respect to the J&B Small-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson, Inc. pays DIA a fee of 77.5/100 of one percent (0.775%) for the first $250 million and 70/100 of one percent (0.70%) for amounts in excess of $250 million with respect to the J&B Small-Cap International Fund's average daily total net assets.

The following aggregate management fees were paid to Jones & Babson, Inc. by the Funds for the period from December 19, 2000 (commencement) to June 30, 2001, for the fiscal year 2002 and for fiscal year 2003, respectively: $24,234, $44,774 and $34,887 for the J&B Mid-Cap Aggressive Growth Fund; $28,974, $63,882 and $68,905 for the J&B Small-Cap Aggressive Fund; and $30,969, $49,557 and $42,545 for the J&B Small-Cap International Fund.

The following advisory fees were paid to McKinley, Knappenberger and DIA, respectively, by the Funds for the period from December 19, 2000 (commencement) to June 30, 2001, for the fiscal year 2002 and for fiscal year 2003, respectively: $10,097, $19,452 and $16,196 for the J&B Mid-Cap Aggressive Growth Fund; $14,228, $28,075 and $14,061 for the J&B Small-Cap Aggressive Fund; and $15,484, $25,774 and $23,809 for the J&B Small-Cap International Fund.

Jones & Babson, Inc. is a wholly-owned subsidiary of RBC Dain Rauscher Corp. ("RBC Dain"), which is considered to be a controlling person of Jones & Babson, Inc., under the Investment Company Act of 1940.

Jones & Babson may make payments, out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions ("Intermediaries") in connection with the provision of administrative services and/or the distribution of the Funds' shares. In addition, certain Intermediaries may receive sub-transfer agency fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

The Board of Trustees approved the advisory agreement with the Manager and the sub-advisory agreements with the Sub-Advisors at their May 30, 2002 board meeting for an initial term of two years. In approving the advisory agreement, the Trustees considered the possible effects of the proposed acquisition of the Manager by RBC Dain (the "Transaction") upon the Trust and the Manager and upon the ability of the Manager to provide an appropriate range of management and administrative services, the performance record of the Manager, and the anticipated relationship between the Manager and RBC Dain. The Board evaluated the financial strength and resources of RBC Dain and its experience in the mutual fund industry. The Board also took into account the management, personnel and operations of RBC Dain, the commitment of RBC Dain to the financial services industry, and the proposed structure of the Transaction. The Board considered RBC Dain's overall vision with respect to the Trust and other funds within the fund complex. The Board was informed of RBC Dain's belief that the Transaction would be expected to significantly benefit the Trust and its shareholders in that shareholders would have greater investment diversification opportunities due to a broader range of fund offerings in both investment style and objectives.

The Board also evaluated statements made by RBC Dain that it had no present intention to alter the current fee and expense structure with respect to the Trust. The Board considered that the expense limitation agreement provided that no increase in fees and expenses from the current levels could occur for at least two years. The Board also considered that the new investment advisory agreement, related administrative services agreement and expense limitation agreement contained economic terms and conditions no less favorable than those that were currently in place and provided for services of the same nature and quality as those currently in place.

Based on the considerations set forth above, the Board, including all of the non-interested Trustees, unanimously determined that it was in the best interests of each Fund of the Trust to enter into the investment advisory agreement. Shareholders of each Fund approved the investment advisory agreement for their Funds at Special Meetings of the Shareholders held on March 28, 2003.

TRUSTEES AND OFFICERS. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of the Funds' shareholders. The Trustees are experienced business persons, who meet throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review performance.

The officers of the Trust manage the Trust's day-to-day operations. The Trust's officers and its manager are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Funds pay the fees for the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or its manager. Certain officers and Trustees of J&B Funds are also officers or directors of Jones & Babson, Inc. and/or its affiliates and of other funds affiliated with Jones & Babson.

The following table lists the officers and Trustees of the Trust and their ages. Unless noted otherwise, the address of each officer and Trustee is 90 S. Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------
                                                                                         Number of
                                                                                       Portfolios in         Other
                         Positions(s)   Term of Office            Principal            Fund Complex      Directorships
Name, Age and             Held with     and Length of           Occupation(s)           Overseen by        Held By
Address                     Funds        Time Served         During Past 5 Years         Director          Director
-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------

                                             NON-INTERESTED TRUSTEES

-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------
T. Geron Bell            Trustee       Indefinite;       President of Twins                       27
(62)                                   Since 2003        Sports, Inc. (the parent
34 Kirby Puckett Place                                   company of the Minnesota
Minneapolis, MN 55415                                    Twins and of Victory Sports)
                                                         since November, 2002;
                                                         prior thereto, President
                                                         of the Minnesota Twins
                                                         Baseball Club Incorporated
                                                         since 1987.
-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------
Sandra J. Hale           Trustee       Indefinite;       President of Enterprise                  27
(68)                                   Since 2003        Management, Int'l, since
                                                         1992.
-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------
Ronald James             Trustee       Indefinite;       President and Chief                      27
(52)                                   Since 2003        Executive Officer, Center
                                                         for Ethical Business
                                                         Cultures since 2000;
                                                         President and Chief
                                                         Executive Officer of the
                                                         Human Resources Group, a
                                                         division of Ceridian
                                                         Corporation, from 1996-
                                                         1998. Ceridian Corporation
                                                         is an information services
                                                         company specializing in
                                                         human resources
                                                         outsourcing solutions.

-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------
Jay H. Wein              Trustee       Indefinite;       Independent investor and                 27
(71)                                   Since 2003        business consultant since
5305 Elmridge Circle                                     1989.
Excelsior, MN
55331
-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------
John A.                  Trustee       Indefinite;       CIO, Hall Family              Three(4)
MacDonald                              two years of      Foundation
(54)                                   service
P.O. Box 419580
Mail Drop 323
Kansas City,
Missouri 64141
-----------------------  ------------  ----------------  ----------------------------  -------------  ------------------
James R.                 Trustee       Indefinite;       Investor/Consultant,          Twelve(5)      Director,
Seward (51)                            two years of      2000 - Present                               Syntroleum
                                       service           Financial Consultant,                        Corp., Lab One,
                                                         Seward & Company, LLC.                       Inc. and Concordia
                                                         1998 - 2000                                  Career Colleges.
                                                                                                      ------------------

                                                      OFFICERS OF THE TRUST
                                                      ---------------------


----------------------  ---------------  -----------------  --------------------------------------------------------------------
                         Positions(s)     Term of Office                                 Principal
Name, Age and              Held with       and Length of                               Occupation(s)
Address                      Funds          Time Served                             During Past 5 Years
----------------------  ---------------  -----------------  --------------------------------------------------------------------

Jennifer                President and    One year term;     Chief Financial Officer, Great Hall Funds, Inc. (management
Lammers                 Chief            served since July  company); Compliance Officer, Great Hall Funds, Inc.; Managing
 (42)                   Executive        2003               Director and Director of Finance, Voyageur Asset Management;
60 South Sixth          Officer                             Vice President and Manager, Financial Reporting, RBC Dain
Street                                                      Rauscher.
Minneapolis,
MN 55402
----------------------  ---------------  -----------------  --------------------------------------------------------------------
Martin A                Vice President   One year term      Legal and Regulatory Affairs Vice President and Secretary, Jones
 Cramer (53)            and Chief        and eleven years   & Babson, Inc. (management company); Secretary, IMA
60 South Sixth          Compliance       of service         (management company); Vice President and Secretary, Buffalo
Street                  Officer                             Fund Complex; Assistant Vice President and Secretary, Babson
Minneapolis,                                                Funds; and, Secretary, Gold Bank Funds (two funds).
MN 55402
----------------------  ---------------  -----------------  --------------------------------------------------------------------
Laura Moret             Secretary        One year term;     Vice President and Senior Associate Counsel, RBC Dain Rauscher;
(49)                                     served since July  Vice President and Group Counsel, American Express Financial
60 South Sixth Street                    2003               Advisors.
Minneapolis, MN 55402
----------------------  ---------------  -----------------  --------------------------------------------------------------------
Christopher             Vice             One year term;     Vice President and Finance Manager, RBC Dain Rauscher;
Tomas                   President,       served since July  Treasurer and Principal Accounting Officer, Great Hall Funds, Inc.;
(33)                    Treasurer,       2003               Senior Financial Analyst, RBC Dain Rauscher; Financial Analyst,
60 South Sixth          Principal                           RBC Dain Rauscher.
Street                  Financial
Minneapolis,            Officer and
MN 55402                Principal
                        Accounting
                        Officer
----------------------  ---------------  -----------------  --------------------------------------------------------------------

     1 The Babson Funds is a fund group consisting of Babson Money Market Fund, Babson Tax Free Income Fund, Babson Bond Trust - Portfolio L, Babson Bond Trust - Portfolio S, Babson Value Fund, Babson Enterprise Fund, Babson Enterprise Fund II, Babson Growth Fund, Shadow Stock Fund and Babson-Stewart Ivory International Fund. Jones & Babson, Inc. serves as Investment Advisor, Principal Underwriter and Registered Transfer Agent for each of the Babson Funds.

     2 The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Jones & Babson, Inc. serves as Principal Underwriter and Registered Transfer Agent for each fund in the Buffalo Fund Complex.

     3 Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer Agent for each of the Gold Bank Funds.

     4    One  Fund  with  three  portfolios.

     5 Trustee, each Fund described in this Prospectus; also, Director, Investors Mark Series Fund, Inc. ("Investors Mark Series Fund"), which consists of the following nine portfolios: Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small Cap Equity, Mid Cap Equity, and Money Market.

As of December 31, 2002, the Directors/nominees held the following interests in the Funds' securities:

------------------------  -----------------------------------------  --------------------------------
                                                                     Aggregate Dollar Range of Equity
Name of Director/Trustee  Dollar Range of Equity Securities in Each    Securities in all Registered
                                            Fund                     Investment Companies Overseen by
                                                                      Director/Trustee in Family of
                                                                           Investment Companies
------------------------  -----------------------------------------  --------------------------------


John A. MacDonald         Mid Cap
                          Aggressive Growth:        None                            None

                          Small Cap
                          Aggressive Growth:        None

                          Small Cap
                          International:            None
------------------------  -----------------------------------------  --------------------------------
James R. Seward           Mid Cap
                          Aggressive Growth:        None                            None

                          Small Cap
                          Aggressive Growth:        None

                          Small Cap
                          International:            None
------------------------  -----------------------------------------  --------------------------------

T. Geron Bell             Mid Cap
                          Aggressive Growth:        None                      $10,001 - $50,000

                          Small Cap
                          Aggressive Growth:        None

                          Small Cap
                          International:            None
------------------------  -----------------------------------------  --------------------------------

Sandra J. Hale            Mid Cap
                          Aggressive Growth:        None                            None

                          Small Cap
                          Aggressive Growth:        None

                          Small Cap
                          International:            None
------------------------  -----------------------------------------  --------------------------------
Ronald James              Mid Cap
                          Aggressive Growth:        None                            None

                          Small Cap
                          Aggressive Growth:        None

                          Small Cap
                          International:            None
------------------------  -----------------------------------------  --------------------------------
Jay H. Wein               Mid Cap
                          Aggressive Growth:        None                     $50,001 - $100,000
------------------------  -----------------------------------------  --------------------------------


                                                                                     20

------------------------  -----------------------------------------  --------------------------------
                          Small Cap
                          Aggressive Growth:        None

                          Small Cap
                          International:            None
------------------------  -----------------------------------------  --------------------------------


AUDIT COMMITTEE. The Trust has an Audit Committee, which assists the Board in fulfilling its duties relating to each Fund's accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the independent auditors. The Audit Committee is comprised of Messrs. James, MacDonald, Seward and Wein, independent Trustees of the Funds. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Funds' procedures for internal auditing, and reviewing the Funds' system of internal accounting controls. The Audit Committee met 3 times during the last fiscal year.

COMPENSATION. The Funds do not directly compensate any interested Trustee or officer for their normal duties and services. The fees of the Independent Trustees, including travel and other expenses related to the Board meetings, are paid by the Funds.

Each Independent Trustee receives an annual retainer of $4,000 for serving on the Board and $1,000 for each Board meeting attended. The Board of Trustees generally meets four times each year. The following chart sets forth the Trustees' annual compensation for the period ending June 30, 2003.

Name of Director   Compensation for Serving   Pension or Retirement  Total Compensation
                      on the Funds' Board       Benefits Accrued     From All J&B Funds
T. Geron Bell      $          1,000           NA                     $          1,000
Sandra J. Hale     $          1,000           NA                     $          1,000
Ronald James       $          1,000           NA                     $          1,000
Jay H. Wein        $          1,000           NA                     $          1,000
John A. MacDonald  $          9,125           NA                     $          9,125
James R. Seward    $          9,125           NA                     $          9,125

CODE OF ETHICS. Each Fund, its Manager, Sub-Advisor and principal underwriter has each adopted a code of ethics, as required by federal securities laws. Under each entity's code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

PROXY VOTING POLICIES. The Funds have delegated the day-to-day responsibility for voting proxies to Wells Fargo Bank Minnesota N.A., the Funds' custodian, pursuant to the Wells Fargo Bank Proxy Voting Guidelines. The Wells Fargo Bank Proxy Voting Guidelines are attached as Appendix B.

CUSTODIAN. The Funds' assets are held for safekeeping by an independent custodian, Wells Fargo Bank Minnesota N.A., ("Wells Fargo"), and by foreign subcustodians as discussed below. This means Wells Fargo, rather than a Fund, has possession of the Fund's cash and securities. Wells Fargo is not responsible for any Fund's investment management or administration. But, as directed by the Trust's officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses.

Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the custodian, subject to the supervision of the Board of Trustees following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

TRANSFER AGENT. National Financial Data Services ("NFDS"), the Poindexter Building, 330 W. 9th Street, Kansas City, MO 60105, serves as transfer agent to each Fund. As transfer agent, NFDS performs the following services in connection with each Funds' shareholder of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

FUND ACCOUNTANT AND SUB-ADMINISTRATOR. BISYS Fund Services, L.P. ("BISYS") acts as the fund accountant and sub-administrator of the Trust on behalf of each Fund. As fund accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all assets, liability, reserve, capital, income, and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of ledger accounts; performs certain accounting services for the Funds; including calculation of net asset value per share, calculation of dividend and capital gains distributions, if any, and of yield, reconciliation of cash movement with Funds, custodians, affirmation to the Funds' custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

INDEPENDENT AUDITORS. The Trust's financial statements are audited annually by independent auditors approved by the Trustees each year. For the fiscal year ended June 30, 2003, PricewaterhouseCoopers LLP, ("PwC") served as the Trust's independent auditor. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of Royal Bank of Canada, the indirect parent company of the Manager. PwC represented to the Trust that although the provision of these services may have impaired their independence under SEC rules, PwC personnel working on the audit of the Trust for the fiscal years ended June 30, 2003 had no knowledge of the situation in Canada until after the audit of the Trust had been completed and the audited financial statements had been sent to Fund shareholders. As a result of the PwC affiliate in Canada's provision of these services, PwC declined to seek appointment as independent auditors for the Trust for the fiscal year ending June 30, 2004. The Trust is currently seeking to retain new independent auditors for the fiscal year is ending June 30, 2004.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUNDS. Control persons are persons deemed to control a Fund because they own beneficially 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities. As of June 30, 2003 the following were either control persons or principal holders:

J&B Mid-Cap Aggressive Growth Fund       -------------
Business Men's Assurance Co. of America         73.22%
Jones & Babson, Inc.                            24.41%

J&B Small-Cap Aggressive Growth Fund     -------------
Business Men's Assurance Co. of America         70.92%
Jones & Babson, Inc.                            23.64%

J&B Small-Cap International Fund         -------------
Business Men's Assurance Co. of America         73.22%
Jones & Babson, Inc.                            24.41%


                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable investor, any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed more frequently, if necessary to reduce or eliminate excise or income taxes on the Fund.

2003 TAX ACT. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or any qualifying dividends earned by the Fund that would be eligible for the lower minimum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. A portion of each Fund's distributions from its investment income may also qualify for the dividends received deduction available to corporations (the corporate shareholder would need to have at least a 46 day holding period with respect to any such qualifying distribution). Because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends and/or the corporate dividends received deduction. It is not expected that any of the International Fund's distributions will be eligible for the corporate dividends received deduction.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Some portion of gains or losses realized from the sale of foreign debt securities may be due to differences in the exchange rates between the U.S. Dollar and foreign currencies. These "foreign exchange" gains or losses can affect the International Fund's distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the International Fund for tax purposes. Similarly, foreign exchange losses realized by the International Fund on the sale of debt securities are generally treated as ordinary losses tax purposes. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce the International Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the International Fund's ordinary income distributions, and may cause some or all of the International Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of the International Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, it may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement that investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The International Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally do not pay federal income tax on the income and gains they distribute to you. The Funds' Boards reserve the right not to maintain a Fund's qualification as a regulated investment company, if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions, including redemptions in-kind, and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different J&B Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

INVESTMENT IN COMPLEX SECURITIES. The Funds may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require them to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Funds could be required to sell securities in their portfolios that they otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds, which are contained in the June 30, 2003, Annual Report to Shareholders, are incorporated herein by reference. Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

J&B Funds (the "Trust"), which consists of three separate series: J&B Mid-Cap Aggressive Growth Fund series, J&B Small-Cap Aggressive Growth Fund series and J&B Small-Cap International Fund series, was organized as a statutory trust under the Delaware Business Trust Act (now the Delaware Statutory Trust Act) on August 4, 2000. Each series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

                           OTHER JONES & BABSON FUNDS

Jones & Babson, Inc. also distributes the Buffalo Group of Mutual Funds, which are Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund, Buffalo USA Global Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund. In addition, Jones and Babson, Inc. manages and distributes, in association with its investment advisor, David L. Babson & Company Inc., nine no-load funds that comprise the Babson Mutual Fund Group, which are Babson Growth Fund, Babson Enterprise Fund, Babson Enterprise II Fund, Babson Value Fund, Shadow Stock Fund, Babson-Stewart Ivory International Fund, Babson Bond Trust, Babson Money Market Fund and Babson Tax-Free Income Fund. A prospectus for any of these Funds may be obtained from Jones & Babson, Inc., 90 S. 7th Street, Minneapolis, Minnesota, 55402.

                         APPENDIX A-RATINGS INFORMATION

Commercial  Paper  Ratings.

S&P     Moody's                                     Description
---  -------------  ----------------------------------------------------------------------------

A-1  Prime-1 (P-1)  This indicates that the degree Of safety regarding timely payments is strong. Standard & Poor's rates those issues determined to possess extremely Strong safety characteristics as A-1+.
---  -------------  ----------------------------------------------------------------------------
A-2  Prime-2 (P-2)  Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
                    Earnings trends and coverage ratios, while sound will be more subject to variation.  Capitalization characteristic while still appropriated, may be more affected by external conditions.  Ample alternate liquidity is maintained.
---  -------------  ----------------------------------------------------------------------------
A-3  Prime-3        Satisfactory  capacity  for timely repayment.  Issues  that carry this rating  are (P-3) somewhat more vulnerable to the  adverse changes in circumstances  than  obligations carrying the higher  designations.
---  -------------  ----------------------------------------------------------------------------
B    N/A            Issues rated "B" are regarded as having only an adequate capacity for timely payment.  Furthermore, such capacity may be damaged by changing conditions or short- term adversities.
---  -------------  ----------------------------------------------------------------------------
C    N/A            This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
---  -------------  ----------------------------------------------------------------------------
D    N/A            This rating indicates that the issuer is either in default or is expected to be in default upon maturity.
---  -------------  ----------------------------------------------------------------------------


Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed. The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. S&P's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.

                                   APPENDIX B

                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY
                                    FOR 2003

                                  INTRODUCTION
                                  ------------

Wells Fargo Trust has adopted a system-wide philosophy statement and guidelines for voting of proxies for fiduciary and agency accounts where we have sole voting authority or joint voting authority (with other fiduciaries or co-actors).

The voting of proxies is the responsibility of the Wells Fargo Proxy Committee, which is appointed each year by TOC. A monthly review and approval of voting activity is the responsibility of the Trust Investment Committee (TIC).

Most Wells Fargo fiduciary entities have appointed Wells Fargo Bank (WFB) as their agent to vote proxies, following the standard Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency of operations and processing since we share a single system and processing capability.


                             PROXY POLICY STATEMENT
                             ----------------------


A. Proxies relating to fiduciary accounts must be voted for the exclusive benefit of the trust beneficiary. Proxy votes should be cast based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by a fiduciary account.

B. Because the acquisition and retention of a security reflects confidence in management's ability to generate acceptable returns for the shareholder, certain proxy issues involving corporate governance should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.

C. We encourage the Board of Directors to request powers which can be used to enhance the economic value of the stock by encouraging negotiation with a potential acquirer or by discouraging coercive and undervalued offers:

     1. The decision as to whether or not a Board of Directors should be granted these powers will be based upon:
          - an evaluation of the independence of the Board in its attempt to maximize shareholder value and,

          - upon an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive.
     Proxy issues that will be evaluated and voted in accordance with this standard are listed in the guidelines.

     2. We will evaluate proposals where a Board of Directors has requested a change in their powers of corporate governance that increase the powers of the Board with respect to potential acquisition transactions as follows:

          a. An evaluation will be made of the Board's independence and performance as determined by a review of relevant factors including:

               1)   Length  of  service  of  senior  management

               2)   Number/percentage  of  outside  directors

               3)   Consistency  of  performance  (EPS) over the last five years

               4)   Value/growth  of shares relative to industry/market averages

               5) Clear evidence of management and/or strategy changes implemented by the Board which are designed to improve company performance and shareholder value

          b. If the Board is viewed to be independent and the financial performance of the Company has been good:

               1) An evaluation will be made as to the appropriateness of the power or change being requested, if properly exercised, to enhance the economic value of the stock.

               2) If the provision itself is not viewed to be unnecessary or abusive (irrespective of the manner in which it may be exercised), then the proxy will be voted in favor of such proposal.

          c. If the Board is not viewed as independent, or the performance of the Company has not been good, or if the proposal is determined to be inappropriate, unnecessary, unusual, or abusive, the proxy will be voted against such proposal.

          d. If the Proxy Committee deems it appropriate, the Company may be offered the opportunity to present the Board's and management's position to the Committee.

D.   Our  process  for  evaluating  shareholder  proposals  will  be as follows:

     1. If the proposal relates to issues that do not have a material economic impact on the value of the stock, the proxy will be voted as recommended by management.

     2. If the proposal has a potential economic impact on the value of the stock, the analysis outlined in paragraph C.2 above will be made. If the Board is viewed as independent and the financial performance of the Company has been good, then the proxy will be voted as recommended by management.

     3.   Standard  shareholder  proposals will be voted as indicated on Exhibit
          C.

E. The Proxy Committee will ensure that adequate records are maintained which reflect (i) how and pursuant to which guidelines proxies are voted, (ii) that proxies and holdings are being reconciled, and (iii) whether reasonable efforts are being made to obtain any missing proxies.

F. This Proxy Policy Statement may be disclosed to any current or prospective trust customer or beneficiary. Disclosure of proxy voting in specific accounts shall be made when requested by the plan sponsor, beneficiary, grantor, owner, or any other person with a beneficial interest in the account.

G. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Proxy Guidelines. On issues where the Wells Fargo Proxy Guidelines are silent, Wells Fargo Bank will defer to the ISS Proxy Guidelines, particularly in the case of global proxy issues. The Wells Fargo Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Fargo Bank.

-----------------------------------------------------------------------------------------------------------
Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested director or trustee nominees. The
Nominating Committee is in the best position to select nominees who are available
and capable of working well together to oversee management of the company.                     FOR


-----------------------------------------------------------------------------------------------------------
Ratification of Auditors

WFB will vote against auditors and withhold votes from audit committee members
if non-audit fees are greater than audit fees, audit-related fees, and permitted tax           AGAINST/
fees, combined. WFB will follow the disclosure categories being proposed by the                WITHHOLD
SEC in applying the above formula.

With the above exception, WFB will generally vote for proposals to ratify auditors
unless:                                                                                        FOR

-  an auditor has a financial interest in or association with the company, and is
   therefore not independent, or                                                               AGAINST
-  there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.
                                                                                               AGAINST
WFB will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance
is unnecessary.                                                                                AGAINST

WFB will consider shareholder proposals requiring companies to prohibit their auditors from engaging in non-audit services on a case-by-case basis (or cap level
of non-audit services).                                                                        CASE-BY-CASE

WFB will vote for shareholder proposals requesting a shareholder vote for audit firm ratification.
                                                                                               FOR
WFB will vote against shareholder proposals asking for audit firm rotation.  This practice is viewed as too disruptive and too costly to implement for the benefit achieved.
                                                                                               AGAINST
For foreign corporations, WFB will consider on a case-by-case basis if the auditors are being changed without an explanation, or if the nonaudit-related fees are substantial or in excess of standard audit fees, as the importance of maintaining the
independence of the audit function is important.                                               CASE-BY-CASE

Specifically for Japan, WFB will consider voting against the appointment of independent internal statutory auditors if they have served the company in any executive capacity, or can be considered affiliated in any way. Japan enacted laws in
1993, which call for the establishment of a three-member audit committee of                    AGAINST
-----------------------------------------------------------------------------------------------------------


                                                                              30

independent auditors.

Specifically for Japan, WFB will classify any proposed amendment to companies' articles of incorporation lengthening the internal auditors' term in office to four years from three years as a negative provision. Since this is mandated by law, this amendment would not warrant an automatic vote recommendation against.

---------------------------------------------------------------------------------------------
Directors and Auditor's Reports
                                                                                               ------------
For foreign corporations, WFB will generally vote for proposals to approve directors' and auditors' reports, unless:
                                                                                               FOR
-  there are concerns about the accuracy of the accounts presented or the auditing procedures used;
-  the company is not responsive to shareholder questions about specific items                 AGAINST
       that should be publicly disclosed.
                                                                                               AGAINST
The directors' report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company. Shareholders can find reference to any irregularities or problems with the company in the auditors report.

---------------------------------------------------------------------------------------------
Company Name Change/Purpose
                                                                                               ------------

WFB will vote for proposals to change the company name as management and the board is best suited to determine if such change in company name is necessary.

However, where the name change is requested in connection with a reorganization                FOR
of the company, the vote will be based on the merits of the reorganization.

In addition, WFB will generally vote for proposals to amend the purpose of the
company. Management is in the best position to know whether the description of                 CASE-BY-CASE
what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.


---------------------------------------------------------------------------------------------
Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt, amend or increase authorized shares for
employee stock purchase plans and 401(k) plans for employees as properly                       FOR
structured plans enable employees to purchase common stock at a slight discount                ------------
and thus own a beneficial interest in the company, provided that the total cost of the company's plan is not above the allowable cap for the company.

Similarly, WFB will generally vote for proposals to adopt or amend thrift and
-----------------------------------------------------------------------------------------------------------


                                                                              31

savings plans, retirement plans, pension plans and profit plans.                               FOR
---------------------------------------------------------------------------------------------
Approve Other Business

WFB will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at
the annual or special meeting.                                                                 FOR

However, WFB retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.
---------------------------------------------------------------------------------------------
Independent Board Chairman                                                                     FOR

WFB will vote against proposals requiring that the positions of chairman and CEO be held separately.
                                                                                               AGAINST
                                                                                               ------------

Separation of the two positions may not be in shareholders' best interests if the company has a limited roster of executive officers, or a recently organized
company may need to combine these positions temporarily.  It should also be                    AGAINST
noted that we support independence and would support a lead independent director.  However, separating the chairman and CEO in most companies would be too disruptive to the company.

Specifically in the U.K., WFB will vote against a director nominee who is both chairman and CEO if there is no adequate justification provided by the company.

---------------------------------------------------------------------------------------------
Independent Board of Directors/Board Committees

                                                                                               AGAINST
WFB will vote for proposals requiring that two-thirds of the board be independent directors, unless the board is effectively in compliance with the request based on
WFB's definition of independence. An independent board  faces fewer conflicts
and is best prepared to protect stockholders' interests.                                       ------------

WFB will vote for proposals requesting that the board audit, compensation and/or
nominating committees be composed of independent directors, only. Committees                   FOR
should be composed entirely of independent directors in order to avoid conflicts of interest.

WFB will withhold votes from any insiders or affiliated outsiders on audit,
compensation or nominating committees. WFB will withhold votes from any                        FOR
insiders or affiliated outsiders on the board if any of these key committees has not been established.

Specifically in Canada, WFB will insert strong language in our analyses to highlight
our disapproval of the 'single-slate' approach and call on companies to unbundle               WITHHOLD
the director nominees up for election/reelection.
-----------------------------------------------------------------------------------------------------------


                                                                              32

Specifically in France, Management may propose a different board structure. The
French Commercial Code gives companies three options in respect to their board structure. WFB will examine these proposals on a case-by-case basis.

Specifically in Japan, in cases where a company has committed some fraudulent or criminal act, WFB will vote against the representative director(s) and individuals
personally implicated in the wrongdoing.                                                       CASE-BY-CASE

In addition, WFB will vote against proposals asking the board to address the issue of board diversity.
                                                                                               AGAINST
WFB will vote against proposals from shareholders requesting an independent compensation consultant.

---------------------------------------------------------------------------------------------
Minimum Stock Requirements by Directors                                                        AGAINST

WFB will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the
board. Minimum stock ownership requirements can impose an across-the-board                     AGAINST
requirement that could prevent qualified individuals from serving as directors.                ------------

---------------------------------------------------------------------------------------------
Indemnification and Liability Provisions for Directors and Officers

WFB will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations
occurred. WFB will also vote in favor of proposals to purchase liability insurance             AGAINST
covering liability in connection with those actions. Not allowing companies to                 ------------
indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.

Alternatively, WFB will vote against indemnity proposals that are overly-broad.
For example, WFB will oppose proposals to indemnify directors for acts going                   FOR
beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.

For foreign corporations, WFB will vote against providing indemnity insurance to auditors as payment of such fees by the company on behalf of the auditor calls into question the objectivity of the auditor in carrying out the audit.
                                                                                               AGAINST
---------------------------------------------------------------------------------------------
Board or Management Acts

For foreign corporations, WFB will vote for the discharge of the board and
management unless:                                                                             AGAINST

-  there are serious questions about actions of the board or management for the                ------------
-----------------------------------------------------------------------------------------------------------


                                                                              33

   year in question;
-  legal action is being taken against the board by shareholders.

Discharge is a tacit vote of confidence in the company's corporate management
and policies and does not necessarily eliminate the possibility of future shareholder          FOR

-----------------------------------------------------------------------------------------------------------
action, although it does make such action more difficult to pursue.
---------------------------------------------------------------------------------------------
Nominee Statement in the Proxy                                                                 AGAINST

                                                                                               AGAINST
WFB will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.
---------------------------------------------------------------------------------------------  ------------
Limitation on Number of Boards a Director May Sit On

WFB will vote against proposals to limit the number of boards a director may sit
on. Placing an arbitrary limit on the number of boards on which a director may serve constitutes unwarranted interference and is not critical to the performance of
the company.                                                                                   AGAINST
---------------------------------------------------------------------------------------------  ------------
Director Tenure/Retirement Age

WFB will vote against proposals to limit the tenure or retirement age of directors as such limitations based on an arbitrary number could prevent qualified
individuals from serving as directors.                                                         AGAINST
---------------------------------------------------------------------------------------------  ------------
Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case basis proposals to amend the corporation's
By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the
amount to be reserved as working capital, and fix the number of directors and                  AGAINST
what number shall constitute a quorum of the Board. In determining these issues,               ------------
WFB will rely on the proxy voting Guidelines.
---------------------------------------------------------------------------------------------
Loans to Officers

WFB will consider on a case-by-case basis proposals to authorize the corporation to make loans or to guarantee the obligations of officers of the corporation or any of its affiliates.
                                                                                               CASE-BY-CASE
---------------------------------------------------------------------------------------------  ------------
Adjourn Meeting to Solicit Additional Votes

WFB will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in
coercive pressure on shareholders, WFB will consider the nature of the proposal                CASE-BY-CASE
and its vote recommendations for the scheduled meeting.
---------------------------------------------------------------------------------------------  ------------
Contested Election of Directors or Trustees
Reimbursement of Solicitation Expenses
-----------------------------------------------------------------------------------------------------------


                                                                              34

WFB will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background of the proxy contest;
qualifications of director or trustee nominees (both slates); evaluation of what each          CASE-BY-CASE
side is offering shareholders as well as the likelihood that the proposed objectives           ------------
and goals can be met; and stock ownership positions.

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a mix of federal regulation, state law, and corporate charter and bylaw provisions.
---------------------------------------------------------------------------------------------
Board Structure: Staggered vs. Annual Elections
                                                                                               CASE-BY-CASE
WFB will consider the issue of classified boards on a case by case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to
shareholder concerns. On the other hand, in some cases, staggered elections may                CASE-BY-CASE
provide for the continuity of experienced directors on the Board.                              ------------

For foreign corporations, WFB will vote for the elimination of protected board seats, as all directors should be accountable to shareholders.
---------------------------------------------------------------------------------------------
Removal of Directors

WFB will consider on a case-by-case basis proposals to eliminate shareholders'                 CASE-BY-CASE
rights to remove directors with or without cause or only with approval of two-
thirds or more of the shares entitled to vote.
                                                                                               FOR
However, a requirement that a 75% or greater vote be obtained for removal of                   ------------
directors is abusive and will warrant a vote against the proposal.
---------------------------------------------------------------------------------------------
Board Vacancies

WFB will vote against proposals that allow the board to fill vacancies without
shareholder approval as these authorizations run contrary to basic shareholders'               CASE-BY-CASE
rights.
                                                                                               AGAINST
Alternatively, WFB will vote for proposals that permit shareholders to elect                   ------------
directors to fill board vacancies.
---------------------------------------------------------------------------------------------
Cumulative Voting
                                                                                               AGAINST
WFB will vote on proposals to permit or eliminate cumulative voting on a case-by-
case basis, in accordance with its proxy voting guidelines. However, if the board is elected annually we will not support cumulative voting.
                    --------
---------------------------------------------------------------------------------------------
Shareholders' Right To Call A Special Meeting                                                  FOR
Shareholder Ability to Act by Written Consent                                                  ------------

Proposals providing that stockholder action may be taken only at an annual or special meeting of stockholder and not by written consent, or increasing the
-----------------------------------------------------------------------------------------------------------


                                                                              35

shareholder vote necessary to call a special meeting, will be voted on a case by case          CASE-BY-CASE
basis in accordance with the proxy voting guidelines.                                          ------------

---------------------------------------------------------------------------------------------
Board Size

WFB will vote for proposals that seek to fix the size of the board, as the ability for
management to increase or decrease the size of the board in the face of a proxy                CASE-BY-CASE
contest may be used as a takeover defense.
                                                                                               ------------
However, if the company has cumulative voting, downsizing the board may decrease a minority shareholder's chances of electing a director.

By increasing the size of the board, management can make it more difficult for                 FOR
dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who
cause friction within an otherwise homogenous board.                                           AGAINST

---------------------------------------------------------------------------------------------
Shareholder Rights Plan (Poison Pills)

WFB will generally vote for proposals that request a company to submit its poison pill for shareholder ratification.

Alternatively, WFB will analyze proposals to redeem a company's poison pill, or                ------------
requesting the ratification of a poison pill on a case-by-case basis.

Specifically for Canadian companies, WFB will consider on a case-by-case basis                 FOR
poison pill plans that contain a permitted bid feature as they require shareholder ratification of the pill and  a sunset provisions whereby the pill expires unless it is
renewed,  and they specify that an all cash bid for all shares (or more recently               CASE-BY-CASE
majority of shares) that includes a fairness opinion and evidence of financing does not trigger the bill but forces a special meeting at which the offer is put to a shareholder vote. Also, WFB will also consider the balance of powers granted between the board and shareholders by the poison pill provisions.

Poison pills are one of the most potent anti-takeover measures and are generally               CASE-BY-CASE
adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

---------------------------------------------------------------------------------------------
Fair Price Provisions

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
-----------------------------------------------------------------------------------------------------------


                                                                              36

WFB will vote against fair price provisions with shareholder vote requirements of
75% or more of disinterested shares.
---------------------------------------------------------------------------------------------
Greenmail

WFB will generally vote in favor of proposals limiting the corporation's authority
to purchase shares of common stock (or other outstanding securities) from a                    CASE-BY-CASE
holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as "anti-greenmail" provisions.
Greenmail discriminates against rank-and-file shareholders and may have an                     AGAINST
adverse effect on corporate image.                                                             ------------

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze
restructurings that involve the payment of pale greenmail on a case-by-case basis.             FOR
---------------------------------------------------------------------------------------------
Voting Rights

WFB will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company's owners.

Alternatively, WFB will vote against any proposals to cap the number of votes a
shareholder is entitled to. Any measure that places a ceiling on voting  may                   CASE-BY-CASE
entrench management and lessen its interest in maximizing shareholder value.                   ------------
---------------------------------------------------------------------------------------------
Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize, amend or increase dual class or
multiple-voting stock which may be used in exchanges or recapitalizations. Dual                FOR
class or multiple-voting stock carry unequal voting rights which differ from those of the broadly traded class of common stock.

Alternatively, WFB will vote for the elimination of dual class or multiple-voting              AGAINST
stock which carry different rights than the common stock.                                      ------------

For foreign corporations, WFB will vote for proposals that create preference
shares, provided the loss of voting rights is adequately compensated with a higher             AGAINST
dividend and the total amount of preference share capital is not greater than 50%
of the total outstanding. Preference shares are a common and legitimate form of corporate financing and can enhance shareholder value.
---------------------------------------------------------------------------------------------
Supermajority Vote Provisions
                                                                                               FOR
WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote necessary to approve mergers, acquisitions, sales of assets etc.
and to amend the corporation's charter or by-laws. The factors considered are those specified in the proxy guidelines.

However, a supermajority requirement of 75% or more is abusive and WFB will                    FOR
-----------------------------------------------------------------------------------------------------------


                                                                              37

vote against proposals that provide for them.

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a
corporation's governing documents, and once approved, a supermajority vote is                  CASE-BY-CASE
required to amend or repeal the changes.
---------------------------------------------------------------------------------------------
Confidential Voting
                                                                                               AGAINST
WFB will vote for proposals to adopt confidential voting.
---------------------------------------------------------------------------------------------
Vote Tabulations

WFB will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the
company's discretion to vote unmarked proxy ballots. Vote counting procedures                  ------------
are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock
exchanges.                                                                                     FOR
                                                                                               ------------
Specifically in Japan, WFB will vote against management proposals amending
their articles to relax their quorum requirement for special resolutions                       AGAINST
(including mergers, article amendments, and option plans) from one-half to one-
third of issued capital (although such resolutions would still require two-thirds majority of votes cast).
---------------------------------------------------------------------------------------------
Equal Access to the Proxy

WFB will vote against proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
---------------------------------------------------------------------------------------------
Disclosure of Information
                                                                                               AGAINST
                                                                                               ------------
WFB will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential business information.
---------------------------------------------------------------------------------------------
Annual Meetings
                                                                                               AGAINST
                                                                                               ------------
WFB will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.

Alternatively, WFB will vote against proposals from shareholders calling for a
change in the location or date of annual meetings as no date or location proposed              AGAINST
will be acceptable to all shareholders.                                                        ------------

-----------------------------------------------------------------------------------------------------------


                                                                              38

WFB will generally vote in favor of proposals to reduce the quorum necessary for
shareholders' meetings, subject to a minimum of a simple majority of the                       FOR
company's outstanding voting shares.
---------------------------------------------------------------------------------------------
Shareholder Advisory Committees/Independent Inspectors

WFB will vote against proposals seeking to establish shareholder advisory                      AGAINST
committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.
---------------------------------------------------------------------------------------------
Technical Amendments to the Charter of Bylaws

                                                                                               FOR
                                                                                               ------------
WFB will generally vote in favor of charter and bylaw amendments proposed solely to conform with modern business practices, for simplification, or to comply with what management's counsel interprets as applicable law.

However, amendments that have a material effect on shareholder's rights will be                AGAINST
considered on a case-by-case basis.                                                            ------------
---------------------------------------------------------------------------------------------
Bundled Proposals

WFB will vote for bundled or "conditional" proxy proposals on a case-by-case
basis, as WFB will examine the benefits and costs of the packaged items, and                   FOR
determine if the effect of the conditioned items are in the best interests of shareholders.
---------------------------------------------------------------------------------------------
Common Stock Authorizations/Reverse Stock Splits/Forward Stock Splits                          CASE-BY-CASE
                                                                                               ------------

WFB will consider requests for increases in authorized common stock on a case-
by-case basis. Factors to be considered include the company's industry and performance. These stock increases may be for a proposed stock split, issuance of shares for acquisitions, or for general business purposes.
                                                                                               CASE-BY-CASE
                                                                                               ------------
Also to be considered is whether the purpose of the proposed increase is to strengthen takeover defenses, in which case WFB will vote against the proposal.
Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms
and prices of the new shares.                                                                  CASE-BY-CASE

For reverse stock splits, WFB will generally vote for proposals to implement the split provided the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized but unissued shares. The failure to reduce authorized shares proportionally to any reverse split
has potential adverse anti-takeover consequences. However, such circumstances                  AGAINST
may be warranted if delisting of the company's stock is imminent and would result in greater harm to shareholders than the excessive share authorization.

WFB will generally vote in favor of forward stock splits.
-----------------------------------------------------------------------------------------------------------


                                                                              39

Dividends

WFB will vote for proposals to allocate income and set dividends.

WFB will also vote for proposals that authorize a dividend reinvestment program                FOR
as it allows investors to receive additional stock in lieu of a cash dividend.

However, if a proposal for a special bonus dividend is made that specifically                  FOR
rewards a certain class of shareholders over another, WFB will vote against the                ------------
proposal.
                                                                                               FOR
WFB will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to
determine how to allocate corporate earnings or set dividends.                                 FOR

In addition, WFB will vote for proposals to set director fees.                                 FOR
---------------------------------------------------------------------------------------------

Reduce the Par Value of the Common Stock                                                       AGAINST

WFB will vote for proposals to reduce the par value of common stock.
---------------------------------------------------------------------------------------------
Preferred Stock Authorization

WFB will generally vote for proposals to create preferred stock in cases where the             AGAINST
company expressly states that the stock will not be used as a takeover defense or
carry superior voting rights, or where the stock may be used to consummate                     FOR
beneficial acquisitions, combinations or financings.                                           ------------

Alternatively, WFB will vote against proposals to authorize or issue preferred stock
if the board has asked for the unlimited right to set the terms and conditions for             FOR
the stock and may issue it for anti-takeover purposes without shareholder approval             ------------
(blank check preferred stock).

In addition, WFB will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other shareholders.
                                                                                               FOR
WFB will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire placements).

Finally, WFB will consider on a case-by-case basis proposals to modify the rights              AGAINST
of preferred shareholders and to increase or decrease the dividend rate of preferred stock.
                                                                                               AGAINST
---------------------------------------------------------------------------------------------
Reclassification of Shares

WFB will consider proposals to reclassify a specified class or series of shares on a
-----------------------------------------------------------------------------------------------------------


                                                                              40

case-by-case basis.
---------------------------------------------------------------------------------------------
Preemptive Rights                                                                              FOR

WFB will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most
modern companies, the number of investors and the liquidity of trading.                        CASE-BY-CASE
                                                                                               ------------


In addition, specifically for foreign corporations, WFB will vote for issuance requests with preemptive rights to a maximum of 100% over current issued capital. In addition, WFB will vote for issuance requests without preemptive rights
to a maximum of 20% of currently issued capital. These requests are for the                    CASE-BY-CASE
creation of pools of capital with a specific purpose and cover the full range of              -------------
corporate financing needs.
---------------------------------------------------------------------------------------------
Share Repurchase Plans

WFB will vote for share repurchase plans, unless:
-  there is clear evidence of past abuse of the authority; or                                  FOR
-  the plan contains no safeguards against selective buy-backs.

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.
---------------------------------------------------------------------------------------------
Executive and Director Compensation Plans

WFB will analyze on a case-by-case basis proposals on executive or director                    FOR
compensation plans, with the view that viable compensation programs reward the                 ------------
creation of stockholder wealth by having a high payout sensitivity to increases in
shareholder value. Such proposals may seek shareholder approval to adopt a new                 FOR
plan, or to increase shares reserved for an existing plan.                                     AGAINST
                                                                                               AGAINST
WFB will review the potential cost and dilutive effect of the plan.  After determining how much the plan will cost, ISS (Institutional Shareholder Services)
evaluates whether the cost is reasonable by comparing the cost to an allowable cap.            ------------
The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups.  If the proposed cost is below the allowable cap, WFB will vote for the plan.

Among the plan features that may result in a vote against the plan are:
-  plan administrators are given the authority to reprice or replace underwater
   options;                                                                                    CASE-BY-CASE

WFB will evaluate shareholder proposals requiring performance-based stock options on a case-by-case basis.

WFB will vote against shareholder proposals asking the company to expense stock options.  WFB is not opposed to the concept.  However, we currently lack an
-----------------------------------------------------------------------------------------------------------


                                                                              41

appropriate accounting treatment for it at present.                                            FOR

WFB will generally vote against shareholder proposals to ban future stock option               CASE-BY CASE
grants to executives. This may be supportable in extreme cases where a company is
a serial repricer, has a huge overhang, or has a highly dilutive, broad-based (non-            AGAINST
approved) plans and is not acting to correct the situation.

WFB will vote against shareholder proposals asking companies to adopt full tenure              CASE-BY-CASE
holding periods for their executives.  Indications are that such holding periods encourage executives to leave the company.
                                                                                               AGAINST
For certain OBRA-related proposals, WFB will vote for plan provisions that (a)
place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions
of Section 162(m) of the Internal Revenue Code.                                                AGAINST

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their voting power
dilution.                                                                                      AGAINST

WFB will generally vote for retirement plans for directors.

Specifically in Japan, WFB will vote against option plans/grants to directors or               CASE-BY-CASE
employees of  "related companies," even though they meet our criteria for dilution and exercise price, without adequate disclosure and justification.

Specifically in the U.K., WFB will vote against directors who have service
contracts of three years, which exceed best practice and any change-in-control                 CASE-BY-CASE
provisions. Management may propose director nominees who have service contracts that exceed the Combined Code's recommendation of one-year. (The exceptions to the code would be in cases of new recruits with longer notice or
contract periods, which should, however, be reduced after the initial period.)                 FOR

WFB will evaluate compensation proposals (Tax Havens) requesting share
option schemes or amending an existing share option scheme on a case-by-case                   AGAINST
basis.

Stock options align management interests with those of shareholders by
motivating executives to maintain stock price appreciation. Stock options,                     AGAINST
however, may harm shareholders by diluting each owner's interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.
---------------------------------------------------------------------------------------------
Bonus Plans
                                                                                               CASE-BY-CASE
WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock
-----------------------------------------------------------------------------------------------------------


                                                                              42

bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company's industry and whether it is justified by the company's performance.

For foreign companies, proposals to authorize bonuses to directors and statutory               ------------
auditors who are retiring from the board will be considered on a case-by-case basis.
---------------------------------------------------------------------------------------------
Deferred Compensation Plans

WFB will generally vote for proposals to adopt or amend deferred compensation
plans as they allow the compensation committee to tailor the plan to the needs of              FOR
the executives or board of directors, unless

-   the proposal is embedded in an executive or director compensation plan that is contrary to guidelines
---------------------------------------------------------------------------------------------
Disclosure on Executive or Director Compensation
Cap or Restrict Executive or Director Compensation

WFB will generally vote for shareholder proposals requiring companies to report                CASE-BY-CASE
on their executive retirement benefits (deferred compensation, split-dollar life               ------------
insurance, SERPs, and pension benefits.

WFB will evaluate shareholder proposals requiring shareholder approval of extraordinary pension benefits for senior executives under the company's SERP on a case-by-case basis.

WFB will generally vote against proposals that (a) seek additional disclosure of               FOR
information on executive or director pay, or (b) seek to limit executive and director          ------------
pay.
---------------------------------------------------------------------------------------------
Golden and Tin Parachutes
                                                                                               FOR

WFB will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove of these severance agreements.
                                                                                               CASE-BY-CASE

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:
                                                                                               AGAINST
                                                                                               ------------
-   arrangements guaranteeing key employees continuation of base salary for more
-----------------------------------------------------------------------------------------------------------


                                                                              43

    than three years or lump sum payment of more than three times base salary
    plus retirement benefits;                                                                  FOR
-   guarantees of benefits if a key employee voluntarily terminates;
-   guarantees of benefits to employees lower than very senior management; and
-   indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee benefits in a                CASE-BY-CASE
management-led buyout.
---------------------------------------------------------------------------------------------
Reincorporation

WFB will evaluate a change in a company's state of incorporation on a case-by-case basis. WFB will analyze the valid reasons for the proposed move, including restructuring efforts, merger agreements, and tax or incorporation fee savings.
WFB will also analyze proposed changes to the company charter and differences between the states' corporate governance laws.

States have adopted various statutes intended to encourage companies to incorporate in the state. These may include state takeover statutes, control share
acquisition statutes, control share cash-out statutes, freezeout provisions, fair price        AGAINST
provisions, and disgorgement provisions. WFB will examine reincorporations on a                ------------
case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in shareholders' best interests.
                                                                                               CASE-BY-CASE
In addition, WFB will also examine poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions in the context of a state's corporate governance laws on a case-by-case basis.

WFB will evaluate shareholder proposals requiring offshore companies to reincorporate into the United States on a case-by-case basis.
                                                                                               CASE-BY-CASE
Reincorporation proposals may have considerable implications for shareholders, affecting the company's takeover defenses and possibly its corporate structure and rules of governance.
---------------------------------------------------------------------------------------------
Stakeholder Laws

WFB will vote against resolutions that would allow the Board to consider                       CASE-BY-CASE
stakeholder interests (local communities, employees, suppliers, creditors, etc.)
when faced with a takeover offer.
                                                                                               CASE-BY-CASE
Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

-----------------------------------------------------------------------------------------------------------


                                                                              44

Mergers/Acquisitions and Corporate Restructurings

WFB will consider proposals on mergers and acquisitions on a case-by-case basis.
WFB will determine if the transaction is in the best economic interests of the                 AGAINST
shareholders. WFB will take into account the following factors:

-   anticipated financial and operating benefits;
-   offer price (cost versus premium);
-   prospects for the combined companies;
-   how the deal was negotiated;                                                               FOR
-   changes in corporate governance and their impact on shareholder rights.                    ------------

---------------------------------------------------------------------------------------------
In addition, WFB will also consider whether current shareholders would control a minority of the combined company's outstanding voting power, and whether a reputable financial advisor
was retained in order to ensure the protection of shareholders' interests.                     CASE-BY-CASE
---------------------------------------------------------------------------------------------

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, WFB will analyze such proposals on a case-
by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the liquidation,
---------------------------------------------------------------------------------------------
Appraisal Rights
                                                                                               CASE-BY-CASE
WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.
Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.
---------------------------------------------------------------------------------------------
Mutual Fund Proxies

WFB will usually vote mutual fund proxies as recommended by management.
Proposals may include, and are not limited to, the following issues:                           CASE-BY-CASE
                                                                                               ------------

-   eliminating the need for annual meetings of mutual fund shareholders;
-  entering into or extending investment advisory agreements and management contracts;
-   permitting securities lending and participation in repurchase agreements;
-  changing fees and expenses; and                                                             FOR
-   changing investment policies.                                                              ------------

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund's net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small
-----------------------------------------------------------------------------------------------------------


                                                                              45

percentage of the fund's average net daily assets. In exchange for this consideration, the investment advisor manages the fund's account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor's corporate parent.
                                                                                               FOR
Fundamental investment restrictions are limitations within a fund's articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund's shares.

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to: individual state law under which the company is formed; the federal
Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal
Investment Company Act of 1940.
---------------------------------------------------------------------------------------------
Social and Environmental Proposals

WFB will generally vote against social and environmental proposals by shareholders as their impact on share value can rarely be anticipated with any degree of confidence. Proposals that limit the business activity or capability of the company or result in significant costs do not benefit shareholder value.

Social and environmental issues that may arise include:

-   Energy and Environment
-   Repressive Regimes and Foreign Labor Practices (South Africa, Northern Ireland, China)     ------------
-   Military Business
-   Maquiladora Standards & International Operations Policies
-   World Debt Crisis
-   Equal Employment Opportunity & Discrimination
-   Animal Rights                                                                              AGAINST
-   Product Integrity and Marketing
-   Human Resources Issues
-   Political and Charitable Contributions
---------------------------------------------------------------------------------------------

J&B FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Agreement and Declaration of Trust dated August 4, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.1 of Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on August 11, 2000 (File No. 811-10039).

(a)(2) Certificate of Trust as filed with the State of Delaware on August 4, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.2 of the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 11, 2000 (File No. 811-10039).

(a)(3) Officer's Certificate designating the three initial series of the Registrant dated November 28, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.3 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(b) By-Laws, effective as of October 24, 2000, are incorporated herein by reference to Exhibit No. EX-99.b of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(c) Instruments Defining Rights of Security Holders.

     See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust.

     See also, Article II, "Meetings of Shareholders" of the Registrant's
     By-Laws.

(d)(1) Investment Advisory Agreement between the Registrant, on behalf of each of its series, J&B Small-Cap International Fund, J&B Small-Cap Aggressive Growth Fund, J&B Mid-Cap Aggressive Growth Fund and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(d)(2) Sub-Advisory Agreement between the Registrant, on behalf of J&B Small-Cap International Fund, Jones & Babson, Inc. and Denver Investment Advisors LLC is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(d)(3) Sub-Advisory Agreement between the Registrant, on behalf of J&B Small-Cap Aggressive Growth Fund, Jones & Babson, Inc. and KB Growth Advisors, LLC, dba, Knappenberger Partners, is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(d)(4) Sub-Advisory Agreement between the Registrant, on behalf of J&B Mid-Cap Aggressive Growth Fund, Jones & Babson, Inc. and McKinley Capital Management, is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(e) Form of Underwriting Agreement between the Registrant and Jones & Babson, Inc., is incorporated herein by reference to the Registrant's
       Post Effective Amendment No. 6 (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on May 1, 2003.

(f)    Bonus or Profit Sharing Contracts.

       Not Applicable.

(g)(1) Custodian Agreement between the Registrant and Wells Fargo Bank, N.A. dated May 30, 2003, as amended - is incorporated by reference to the Registrant's Post-Effective Agreement No. 7 on Form N-1A as filed with the SEC on October 31, 2003.

(g)(2) Foreign Custody Manager Agreement between the Registrant and Wells Fargo Bank N.A. - is incorporated by reference to the Registrant's Post-Effective Agreement No. 7 on Form N-1A as filed with the SEC on October 31, 2003.

(h)(1) Transfer Agency Agreement between the Registrant and Jones & Babson, Inc. dated as of December 15, 2000 is incorporated herein by reference to Exhibit No. EX-99.h of the Registrant's Pre-Effective Amendment #2 on Form N-1A as filed with the SEC via EDGAR on December 15, 2000 (File No. 811-10039).

(h)(2) Form of Administrative Services Agreement between the Registrant and Jones & Babson, Inc., is incorporated herein by reference to the Registrant's Post Effective Amendment No. 6 (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on May 1, 2003.

(h)(3) Form of Expense Limitation Agreement between the Registrant and Jones & Babson, Inc., is incorporated herein by reference to the Registrant's Post Effective Amendment No. 6 (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on May 1, 2003.

(h)(4) Form of Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. - is incorporate by reference to the Registrant's Post-Effective Agreement No.7 on Form N-1A as filed with the SEC on October 31, 2003.

(i)    Opinion and Consent of Counsel - filed herewith.

(j)(1) Consent of Independent Auditors - filed herewith.

(j)(2) Power of Attorney - filed herewith.

(k) Financial Statements - incorporated herein by reference to the Trust's Annual Report dated June 30, 2003, as filed electronically with the Securities and Exchange Commission on September 9, 2003.

(l)  Initial Capital Agreements.

     Not  Applicable.

(m)  Rule 12b-1 Plan.

     Not  Applicable.

(n)  Rule 18f-3 Plan.

     Not  Applicable.

(p)(1) Code of Ethics of the Registrant, Investment Adviser and Underwriter - incorporated by reference.


(p)(2) Code of Ethics of Denver Investment Advisors, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.2 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(p)(3) Code of Ethics of Knappenberger Bayer, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.3 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(p)(4) Code of Ethics of McKinley Capital Management, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.4 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the management of the J&B Funds and Babson Funds families of mutual funds. It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Jones & Babson, Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, Jones & Babson, Inc.'s Form ADV (File #801-7330), which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended, (the "1940 Act") is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Denver Investment Advisors LLC is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, Denver Investment Advisors LLC's Form ADV (File #801-47933), which is currently on file with the SEC as required by the 1940 Act, is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of KB Growth Advisors, LLC is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, KB Growth Advisors, LLC's Form ADV (File #801-57161), which is currently on file with the SEC as required by the 1940 Act, is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of McKinley Capital Management, Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, McKinley Capital Management, Inc.'s Form ADV (File #801-38751), which is currently on file with the SEC as required by the 1940 Act, is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a) Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

                  David L. Babson Growth Fund, Inc.
                  Babson Enterprise Fund, Inc.
                  Babson Enterprise Fund II, Inc.
                  D.L. Babson Money Market Fund, Inc.

                  D.L. Babson Tax-Free Income Fund, Inc.
                  D.L. Babson Bond Trust
                           -Portfolio L
                           -Portfolio S
                  Babson Value Fund, Inc.
                  Shadow Stock Fund, Inc.
                  Babson-Stewart Ivory International Fund, Inc.
                  Investors Mark Series Fund, Inc.
                           -Balanced Portfolio
                           -Global Fixed Income Portfolio
                           -Growth & Income Portfolio
                           -Intermediate Fixed Income Portfolio
                           -Large Cap Value Portfolio
                           -Large Cap Growth Portfolio
                           -Mid Cap Equity Portfolio
                           -Money Market Portfolio
                           -Small Cap Equity Portfolio
                  BMA Variable Annuity Account A
                  BMA Variable Life Account A

(b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to
     Item 20 of Part B:

NAME AND PRINCIPAL                POSITION & OFFICES            POSITIONS & OFFICES
BUSINESS ADDRESS                   WITH UNDERWRITER               WITH REGISTRANT
---------------------  ---------------------------------------  -------------------
JOHN TAFT
90 S. 7TH STREET
MINNEAPOLIS, MN 55402           CHIEF EXECUTIVE OFFICER                NONE
DEBORAH J. KERMEEN
90 S. 7TH STREET
MINNEAPOLIS, MN 55402    CHIEF FINANCIAL OFFICER AND TREASURER         NONE
PAUL R. YORSTON
90 S. 7TH STREET
MINNEAPOLIS, MN 55402            ASSISTANT TREASURER                   NONE
BENTLEY J. ANDERSON
90 S. 7TH STREET
MINNEAPOLIS, MN 55402                SECRETARY                         NONE
LAURA M. MORET
90 S. 7TH STREET
MINNEAPOLIS, MN 55402            ASSISTANT SECRETARY                 SECRETARY
DANIEL L. TORBENSON
90 S. 7TH STREET
MINNEAPOLIS, MN 55402            ASSISTANT SECRETARY                   NONE
MARTIN A. CRAMER
90 S. 7TH STREET
MINNEAPOLIS, MN 55402            COMPLIANCE OFFICER               VICE PRESIDENT

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones & Babson, Inc., 90 S. 7th Street, Minneapolis, Minnesota, 55402.


ITEM 29. MANAGEMENT SERVICES.

     There are no management related service contracts not discussed in Part A or Part B.


ITEM 30. UNDERTAKINGS.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis City, and the State of Minnesota on the 7th day of November, 2003.


                                             J&B Funds

                                         By: /s/JENNIFER LAMMERS
                                             ------------------------
                                             Jennifer Lammers
                                             President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.



Signature                  Title                   Date

/s/ JENNIFER LAMMERS
------------------------
Jennifer Lammers           President               November 7, 2003



/s/ John A. MacDonald*     Trustee                 November 7, 2003
------------------------

/s/ James R. Seward*       Trustee                 November 7, 2003
------------------------

/s/ T. Geron Bell          Trustee                 November 7, 2003
------------------------

/s/ Ronald James*          Trustee                 November 7, 2003
------------------------

/s/ Sandra J. Hale*        Trustee                 November 7, 2003
------------------------

/s/ Jay H. Wein*           Trustee                 November 7, 2003
------------------------
Jay H. Wein

/s/ CHRISTOPHER TOMAS      Principal Financial     November 7, 2003
Christopher Tomas          Officer and Treasurer


         * By:    /s/MARTIN CRAMER
                  ---------------------------------
                  Martin Cramer
                  Pursuant to Power of Attorney

                                  EXHIBIT INDEX


EXHIBITS             EXHIBIT NO.


EX-23.i.1    Opinion of Counsel

EX-23.j.2    Powers of Attorney

EX-23.j.1    Consent of Independent Auditors.